UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000   Houston, Texas  77046

(Address of principal executive offices) (Zip code)

Sheri Morris     11 Greenway Plaza, Suite 1000 Houston, Texas  77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:      2/28

Date of reporting period:      11/30/18

Item 1. Schedule of Investments.

Invesco Corporate Bond Fund Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us	VK-CBD-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2018

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-92.98%

Aerospace & Defense-0.69%

BBA U.S. Holdings, Inc., Sr. Unsec. Notes, 5.38%, 05/01/2026(b)	$133,000	$129,010
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	397,000	408,761
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	237,000	237,592
Rockwell Collins, Inc., Sr. Unsec. Notes, 3.20%, 03/15/2024	2,104,000	2,014,922
Spirit AeroSystems, Inc., Sr. Unsec. Gtd. Global Notes, 4.60%, 06/15/2028	2,298,000	2,198,767
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	93,000	93,465
TransDigm UK Holdings PLC, Sr. Unsec. Sub. Gtd. Notes, 6.88%, 05/15/2026(b)	301,000	297,990
Triumph Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/2025	410,000	378,225
United Technologies Corp., Sr. Unsec. Global Notes, 3.65%, 08/16/2023	4,373,000	4,314,714
		10,073,446

Agricultural & Farm Machinery-0.04%

Titan International, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 11/30/2023	582,000	539,805

Agricultural Products-0.02%

Kernel Holding S.A.(Ukraine), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 01/31/2022	297,000	285,805

Air Freight & Logistics-0.33%

Adani Abbot Point Terminal Pty Ltd.(Australia), Sr. Sec. Gtd. Notes, 4.45%, 12/15/2022(b)	5,294,000	4,677,275
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	112,000	114,380
		4,791,655

Airlines-5.36%

Air Canada Pass Through Trust (Canada), Series 2017-1, Class A, Sec. Pass Through Ctfs., 3.55%, 01/15/2030(b)	2,812,000	2,704,830
Series 2017-1, Class AA, Sec. Pass Through Ctfs., 3.30%, 01/15/2030(b)	2,935,000	2,823,872
Series 2017-1, Class B, Sec. Pass Through Ctfs., 3.70%, 01/15/2026(b)	3,375,000	3,244,219

	Principal Amount	Value

Airlines-(continued)

American Airlines Pass Through Trust, Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	$1,816,891	$1,768,941
Series 2016-3, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.00%, 10/15/2028	4,269,660	4,019,464
Series 2017-1, Class A, Sec. Second Lien Pass Through Ctfs., 4.00%, 02/15/2029	1,742,192	1,724,818
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 02/15/2029	2,992,026	2,948,803
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 02/15/2025	2,457,000	2,497,491
Series 2017-2, Class A, Sec. Second Lien Pass Through Ctfs., 3.60%, 10/15/2029	3,966,671	3,827,514
Series 2017-2, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.35%, 10/15/2029	4,938,638	4,751,192
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd.(Colombia), REGS, Sr. Unsec. Gtd. Euro Notes, 8.38%, 05/10/2020	2,909,000	2,905,364
Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 01/12/2019	286,079	287,080
Delta Air Lines, Inc., Sr. Unsec. Global Notes,
3.63%, 03/15/2022	9,961,000	9,771,291
3.80%, 04/19/2023	2,065,000	2,018,588
LATAM Airlines Group S.A. Pass Through Trust(Chile), Series 2015-1, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 4.20%, 11/15/2027	5,332,880	5,149,429
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class A, Sec. First Lien Pass Through Ctfs., 4.88%, 05/10/2028(b)	4,525,651	4,435,934
Series 2016-1, Class B, Sec. Pass Through Ctfs., 7.50%, 11/10/2023(b)	5,021,644	5,203,678

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Airlines-(continued)

United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	$1,828,835	$1,833,608
Series 2016-1, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 01/07/2026	2,658,078	2,586,569
Series 2018-1, Class A, Sec. Second Lien Pass Through Ctfs., 3.70%, 03/01/2030	4,854,000	4,702,519
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 09/01/2031	4,574,000	4,426,986
WestJet Airlines Ltd.(Canada), Sr. Unsec. Notes, 3.50%, 06/16/2021(b)	4,986,000	4,902,903
		78,535,093

Alternative Carriers-0.13%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	372,000	381,765
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	328,000	337,430
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes,
5.38%, 05/01/2025	757,000	739,021
5.25%, 03/15/2026	457,000	442,376
		1,900,592

Aluminum-0.06%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	400,000	415,000
Novelis Corp., Sr. Unsec. Gtd. Notes,
6.25%, 08/15/2024(b)	419,000	415,857
5.88%, 09/30/2026(b)	41,000	38,335
		869,192

Apparel Retail-0.09%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	412,000	412,000
L Brands, Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/2022	609,000	624,225
6.88%, 11/01/2035	252,000	216,012
6.75%, 07/01/2036	63,000	52,762
		1,304,999

Apparel, Accessories & Luxury Goods-0.04%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes,
4.63%, 05/15/2024(b)	86,000	83,205
4.88%, 05/15/2026(b)	496,000	468,720
		551,925

	Principal Amount	Value
Asset Management & Custody Banks-1.89%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	$4,515,000	$4,561,009
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	1,435,000	1,422,466
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	4,355,000	4,229,068
Carlyle Finance LLC, Sr. Unsec. Gtd. Notes,
5.63%, 03/30/2043(b)	5,900,000	5,748,792
5.65%, 09/15/2048(b)	11,281,000	10,955,808
Prime Security Services Borrower LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	668,000	709,750
		27,626,893

Auto Parts & Equipment-0.05%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	165,000	157,575
Dana, Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	101,000	96,708
Delphi Technologies PLC, Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(b)	283,000	245,856
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	214,000	177,085
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	112,000	110,600
		787,824

Automobile Manufacturers-2.01%

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.69%, 06/09/2025	4,263,000	3,957,726
General Motors Financial Co., Inc., Series B, Jr. Unsec. Sub. Global Floating Rate Notes, 6.50%(c)(d)	18,500,000	16,233,750
Sr. Unsec. Gtd. Global Notes, 3.20%, 07/06/2021	1,175,000	1,141,278
Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	2,177,000	2,162,747
J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(b)	670,000	641,525
Volkswagen Group of America Finance LLC (Germany), Sr. Unsec. Gtd. Floating Rate Notes,
3.39%, (3 mo. USD LIBOR + 0.77%), 11/13/2020(b)(d)	2,428,000	2,422,892
3.56%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(d)	2,876,000	2,860,468
		29,420,386

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Automotive Retail-0.58%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes,
5.75%, 05/01/2020	$3,940,000	$4,048,807
4.50%, 12/01/2023	3,400,000	3,473,467
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	144,000	135,540
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	373,000	364,374
Penske Automotive Group, Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	483,000	448,586
		8,470,774

Biotechnology-0.40%

AbbVie Inc., Sr. Unsec. Global Notes,
3.75%, 11/14/2023	1,937,000	1,908,287
4.88%, 11/14/2048	4,254,000	3,893,252
		5,801,539

Brewers-1.92%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Notes, 3.65%, 02/01/2026(b)	7,630,000	7,220,257
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Notes, 4.90%, 02/01/2046(b)	9,633,000	9,024,916
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
4.00%, 04/13/2028	2,961,000	2,835,542
4.38%, 04/15/2038	2,395,000	2,162,419
8.00%, 11/15/2039	2,414,000	3,153,705
4.75%, 04/15/2058	4,234,000	3,754,335
		28,151,174

Broadcasting-0.20%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes,
5.00%, 04/01/2024	440,000	424,050
4.75%, 08/01/2025	76,000	70,873
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	333,000	339,760
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	508,000	509,270
Gray Escrow Inc, Sr. Unsec. Notes, 7.00%, 05/15/2027(b)	207,000	210,623
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	311,000	317,997
Sr. Unsec. Notes, 5.88%, 11/15/2028(b)	289,000	287,555

	Principal Amount	Value
Broadcasting-(continued)

Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	$312,000	$301,860
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	212,000	215,710
TV Azteca, S.A.B. de C.V.(Mexico), REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 08/09/2024	300,000	287,802
		2,965,500

Building Products-1.09%

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	409,000	410,023
James Hardie International Finance DAC(Ireland), Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2028(b)	2,185,000	1,958,306
Owens Corning, Sr. Unsec. Global Notes, 4.30%, 07/15/2047	8,830,000	6,766,277
Standard Industries Inc., Sr. Unsec. Notes,
6.00%, 10/15/2025(b)	769,000	752,659
5.00%, 02/15/2027(b)	306,000	276,165
4.75%, 01/15/2028(b)	2,797,000	2,457,864
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 4.35%, 02/15/2028	3,774,000	3,330,555
		15,951,849

Cable & Satellite-3.07%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	260,000	245,050
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	400,000	396,000
Altice Luxembourg S.A. Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	415,000	396,844
AMC Networks Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	333,000	302,614
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	770,000	775,775
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	1,460,000	1,463,665
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes,
4.91%, 07/23/2025	5,493,000	5,476,201
5.38%, 04/01/2038	1,990,000	1,819,494
5.75%, 04/01/2048	2,515,000	2,352,409
6.83%, 10/23/2055	4,449,000	4,527,849

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Cable & Satellite-(continued)

Comcast Corp., Sr. Unsec. Gtd. Global Notes,
3.95%, 10/15/2025	$1,775,000	$1,770,394
4.60%, 10/15/2038	2,560,000	2,512,205
3.40%, 07/15/2046	1,915,000	1,537,083
4.70%, 10/15/2048	1,286,000	1,257,923
4.95%, 10/15/2058	2,621,000	2,580,850
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	1,885,000	2,210,897
CSC Holdings LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 05/15/2026(b)	265,000	257,712
Sr. Unsec. Gtd. Notes,
6.63%, 10/15/2025(b)	200,000	208,476
5.38%, 02/01/2028(b)	3,015,000	2,841,637
Sr. Unsec. Notes,
10.13%, 01/15/2023(b)	400,000	434,040
7.75%, 07/15/2025(b)	650,000	683,312
10.88%, 10/15/2025(b)	356,000	411,180
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
7.88%, 09/01/2019	665,000	684,119
5.88%, 11/15/2024	1,157,000	990,681
7.75%, 07/01/2026	116,000	103,168
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	376,000	394,217
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	959,000	848,715
Sr. Unsec. Gtd. Notes, 8.50%, 10/15/2024(b)	329,000	326,154
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.95%, 04/01/2041	3,964,000	4,396,928
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes,
6.00%, 07/15/2024(b)	453,000	464,891
5.38%, 04/15/2025(b)	3,000	2,963
5.38%, 07/15/2026(b)	220,000	214,775
Telenet Finance Luxembourg Notes S.a r.l.(Belgium), Sr. Sec. First Lien Notes, 5.50%, 03/01/2028(b)	200,000	184,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH(Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	530,000	535,300
UPC Holding B.V.(Netherlands), Sr. Sec. First Lien Notes, 5.50%, 01/15/2028(b)	200,000	182,500
Virgin Media Bristol LLC(United Kingdom), 5.50%, 08/15/2026(b)	200,000	188,810

	Principal Amount	Value
Cable & Satellite-(continued)

Virgin Media Finance PLC(United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	$200,000	$195,000
Virgin Media Secured Finance PLC(United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025	353,000	341,307
VTR Finance B.V.(Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	200,000	203,500
Ziggo B.V.(Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(b)	250,000	233,437
		44,952,075

Casinos & Gaming-0.27%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 05/15/2023	271,000	282,179
6.38%, 04/01/2026	142,000	141,645
6.00%, 08/15/2026	140,000	135,975
Codere Finance 2 (Luxembourg) S.A.(Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	200,000	171,223
MGM Resorts International, Sr. Unsec. Gtd. Notes,
7.75%, 03/15/2022	403,000	434,233
6.00%, 03/15/2023	265,000	269,969
Sands China Ltd.(Macau), Sr. Unsec. Notes, 5.40%, 08/08/2028(b)	1,660,000	1,590,014
Scientific Games International, Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	500,000	520,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	398,000	380,090
		3,926,203

Coal & Consumable Fuels-0.02%

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	275,000	270,875

Commodity Chemicals-0.04%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	272,000	244,800
Nufarm Australia Ltd./Nufarm Americas Inc.(Australia), Sr. Unsec. Gtd. Notes, 5.75%, 04/30/2026(b)	190,000	178,600
Valvoline Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	230,000	228,850
		652,250

Communications Equipment-0.07%

Commscope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	764,000	711,513

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Communications Equipment-(continued)

Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	$326,000	$305,218
		1,016,731

Construction & Engineering-0.02%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	166,000	151,599
William Lyon Homes, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 09/01/2023	88,000	81,180
		232,779

Construction Machinery & Heavy Trucks-0.61%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	252,000	245,070
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	269,000	247,897
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
4.15%, 03/15/2024	2,134,000	2,062,622
4.70%, 09/15/2028	6,725,000	6,378,409
		8,933,998

Construction Materials-0.27%

CRH America Finance, Inc.(Ireland), Sr. Unsec. Gtd. Notes, 3.95%, 04/04/2028(b)	4,250,000	3,999,946

Consumer Finance-1.16%

Ally Financial Inc., Sr. Unsec. Global Notes,
4.13%, 03/30/2020	4,155,000	4,155,000
5.13%, 09/30/2024	472,000	479,222
4.63%, 03/30/2025	800,000	789,000
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.75%, 03/09/2027	6,970,000	6,448,256
Discover Financial Services, Class C, Jr. Unsec. Sub. Global Notes, 5.50%(c)	226,000	204,812
Navient Corp., Sr. Unsec. Medium-Term Notes,
8.00%, 03/25/2020	400,000	414,000
7.25%, 01/25/2022	200,000	204,750
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	4,550,000	4,156,135
Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R.(Mexico), Sr. Unsec. Notes, 7.38%, 02/12/2026(b)	205,000	174,506
		17,025,681

Copper-0.17%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes,
7.00%, 02/15/2021(b)	151,000	148,595
7.50%, 04/01/2025(b)	1,000,000	903,750

	Principal Amount	Value
Copper-(continued)

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	$1,472,000	$1,247,520
Taseko Mines Ltd.(Canada), Sr. Sec. Gtd. First Lien Notes, 8.75%, 06/15/2022(b)	227,000	221,893
		2,521,758

Data Processing & Outsourced Services-0.46%

Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	2,418,000	2,169,123
First Data Corp., Sec. Gtd. Second Lien Notes, 5.75%, 01/15/2024(b)	940,000	947,050
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	222,000	219,769
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	976,000	1,010,160
Fiserv, Inc., Sr. Unsec. Global Notes, 4.20%, 10/01/2028	2,400,000	2,377,444
		6,723,546

Distillers & Vintners-0.13%

Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 3.20%, 02/15/2023	1,994,000	1,929,731

Diversified Banks-11.42%

ANZ New Zealand (Int’l) Ltd.(New Zealand), Sr. Unsec. Gtd. Notes, 2.13%, 07/28/2021(b)	3,990,000	3,831,697
Australia and New Zealand Banking Group Ltd.(Australia), Jr. Unsec. Sub. Notes, 6.75%(b)(c)	6,555,000	6,555,000
Bank of America Corp., Series AA, Jr. Unsec. Sub. Notes, 6.10%(c)	6,420,000	6,484,200
Series DD, Jr. Unsec. Sub. Notes, 6.30%(c)	2,040,000	2,131,800
Series FF, Jr. Unsec. Sub. Notes, 5.88%(c)	1,785,000	1,706,906
Series X, Jr. Unsec. Sub. Notes, 6.25%(c)	2,390,000	2,446,763
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	4,500,000	4,708,125
Unsec. Sub. Global Notes, 7.75%, 05/14/2038	2,850,000	3,677,196
Bank of China Ltd.(China), Unsec. Sub. Notes, 5.00%, 11/13/2024(b)	2,850,000	2,910,172
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes,
5.14%, 10/14/2020	765,000	778,068
7.63%, 11/21/2022	200,000	210,125

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Banks-(continued)

Barclays PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 7.75%(c)	$3,380,000	$3,154,824
REGS, Jr. Unsec. Sub. Euro Bonds, 7.88%(c)	200,000	199,625
Unsec. Sub. Global Notes, 4.84%, 05/09/2028	965,000	871,915
BBVA Bancomer S.A.(Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	2,015,000	1,942,460
BNP Paribas S.A.(France), Unsec. Sub. Notes, 4.38%, 03/01/2033(b)	5,080,000	4,683,088
Citigroup Inc., Series N, Jr. Unsec. Sub. Global Notes, 5.80%(c)	2,535,000	2,557,181
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	1,570,000	1,580,794
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	2,110,000	2,128,463
Sr. Unsec. Global Notes, 2.88%, 07/24/2023	1,575,000	1,511,539
Sr. Unsec. Notes, 4.65%, 07/23/2048	1,983,000	1,905,134
Unsec. Sub. Global Notes,
3.50%, 05/15/2023	3,980,000	3,892,054
5.50%, 09/13/2025	4,845,000	5,054,645
Commonwealth Bank of Australia(Australia), Unsec. Sub. Notes, 4.32%, 01/10/2048(b)	1,576,000	1,347,024
Cooperatieve Rabobank UA(Netherlands), Jr. Unsec. Sub. Notes,11.00%(b)(c)	760,000	793,250
Cox Communications, Inc., Sr. Unsec. Notes, 3.35%, 09/15/2026(b)	3,514,000	3,222,441
Credit Agricole S.A.(France), REGS, Jr. Unsec. Sub. Euro Notes, 8.13%(c)	202,000	210,514
Discover Bank, Unsec. Sub. Notes, 4.68%, 08/09/2028	1,990,000	1,958,160
Dresdner Funding Trust I(Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031	269,000	330,077
Global Bank Corp.(Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	6,573,000	6,461,259
HSBC Holdings PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 6.00%(c)	5,365,000	4,895,563
Sr. Unsec. Global Floating Rate Notes, 3.64% (3 mo. USD LIBOR + 1.00%), 05/18/2024(d)	2,663,000	2,623,481
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	2,070,000	2,083,418

	Principal Amount	Value
Diversified Banks-(continued)

ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Euro Bonds, 6.88%(c)	$200,000	$200,500
Jr. Unsec. Sub. Global Notes,
6.50%(c)	3,330,000	3,134,862
6.00%(c)	465,000	456,677
Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	4,560,000	4,558,626
Sr. Unsec. Notes, 3.13%, 07/14/2022(b)	2,518,000	2,276,328
JPMorgan Chase & Co., Series CC, Jr. Unsec. Sub. Global Notes, 4.63%(c)	3,580,000	3,192,913
Series I, Jr. Unsec. Sub. Global Floating Rate Notes, 5.99% (3 mo. USD LIBOR + 3.47%)(c)(d)	3,999,000	4,018,995
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	2,005,000	2,000,689
Series W, Jr. Unsec. Sub. Global Floating Rate Notes, 3.62% (3 mo. USD LIBOR + 1.00%), 05/15/2047(d)	5,770,000	4,861,225
Sr. Unsec. Floating Rate Global Notes, 3.37% (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)	5,790,000	5,705,524
Sr. Unsec. Global Notes, 4.26%, 02/22/2048	1,935,000	1,765,906
Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/2021	4,545,000	4,404,925
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	2,750,000	2,541,825
Lloyds Banking Group PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds,
7.50%(c)	201,000	190,906
7.50%(c)	2,840,000	2,676,700
Nordea Bank AB(Finland), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	3,045,000	3,003,131
Royal Bank of Scotland Group PLC (The) (United Kingdom), Jr. Unsec. Sub. Bonds, 7.50%(c)	470,000	466,475
Jr. Unsec. Sub. Notes, 8.63%(c)(d)	200,000	206,500
Sr. Unsec. Notes, 3.50%, 05/15/2023	5,411,000	5,160,664
Societe Generale S.A. (France), Jr. Unsec. Sub. Notes,
7.38%(b)(c)	1,507,000	1,488,163
6.75%(b)(c)	4,625,000	3,989,155
7.38%(b)(c)	3,665,000	3,471,671
REGS, Jr. Unsec. Sub. Euro Notes, 7.38%(c)	202,000	199,475

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Banks-(continued)

Standard Chartered PLC (United Kingdom), Jr. Unsec. Sub. Notes, 7.75%(b)(c)	$2,690,000	$2,669,825

REGS, Jr. Unsec. Sub. Euro Bonds, 7.50%(c)	200,000	200,750

Sr. Unsec. Floating Rate Notes, 3.56% (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)	1,442,000	1,434,122

Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	1,628,000	1,516,619

Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/2043	7,865,000	8,061,935

Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	2,045,000	1,944,213
Westpac Banking Corp.(Australia), Jr. Unsec. Sub. Global Bonds, 5.00%(c)	3,270,000	2,770,228
		167,416,488

Diversified Capital Markets-1.22%

Credit Suisse AG(Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/2021	2,065,000	2,022,285

Credit Suisse Group AG (Switzerland), Jr. Unsec. Notes, 7.25%(b)(c)	2,615,000	2,490,787

Jr. Unsec. Sub. Bonds, 7.50%(b)(c)	2,410,000	2,376,862

REGS, Jr. Unsec. Sub. Euro Bonds, 7.13%(c)	202,000	204,273

Sr. Unsec. Notes, 3.87%, 01/12/2029(b)	1,097,000	1,013,516

Unsec. Sub. Notes, 6.50%, 08/08/2023(b)	1,284,000	1,348,200

Credit Suisse Group Funding (Guernsey) Ltd.Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	2,220,000	2,108,015

Macquarie Bank Ltd.(Australia), Jr. Unsec. Sub. Notes, 6.13%(b)(c)	5,010,000	4,364,962
Macquarie Group Ltd.(Australia), Sr. Unsec. Notes, 7.63%, 08/13/2019(b)	1,860,000	1,913,591
		17,842,491

Diversified Chemicals-0.74%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 05/15/2025	130,000	131,787

Dow Chemical Co. (The), Sr. Unsec. Notes, 4.80%, 11/30/2028(b)	1,250,000	1,255,750

OCP S.A.(Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	2,259,000	2,121,854

Sasol Financing USA LLC (South Africa), Sr. Unsec. Gtd. Global Notes,

5.88%, 03/27/2024	4,766,000	4,767,441

6.50%, 09/27/2028	2,488,000	2,479,312

	Principal Amount	Value

Diversified Chemicals-(continued)

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	$166,000	$147,325
		10,903,469

Diversified Metals & Mining-0.09%

Hudbay Minerals, Inc.(Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	336,000	335,160

Teck Resources Ltd.(Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	672,000	675,360
Vedanta Resources PLC(India), Sr. Unsec. Notes, 6.38%, 07/30/2022(b)	291,000	267,356
		1,277,876

Diversified REITs-0.60%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2024	178,000	177,110
Trust F/1401 (Mexico), Sr. Unsec. Notes,

5.25%, 12/15/2024(b)	5,336,000	5,142,570
5.25%, 01/30/2026(b)	3,705,000	3,501,225
		8,820,905

Drug Retail-0.24%

CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	1,482,377	1,581,275
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	1,883,864	1,985,894
		3,567,169

Electric Utilities-2.50%

Electricite de France S.A. (France), Sr. Unsec. Notes,

4.88%, 09/21/2038(b)	5,318,000	4,824,164

5.00%, 09/21/2048(b)	5,093,000	4,551,262

6.00%, 01/22/2114(b)	6,655,000	6,471,605

FirstEnergy Corp., Series C, Sr. Unsec. Global Notes, 4.85%, 07/15/2047	2,034,000	1,965,184

Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	3,862,000	3,753,419

Perusahaan Listrik Negara PT(Indonesia), Sr. Unsec. Notes, 6.25%, 01/25/2049(b)	2,567,000	2,539,056
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	12,622,000	12,586,636
		36,691,326

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Electrical Components & Equipment-0.02%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	$277,000	$271,460

Electronic Equipment & Instruments-0.02%

Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	296,000	276,206

Electronic Manufacturing Services-0.06%

Jabil, Inc., Sr. Unsec. Global Notes, 3.95%, 01/12/2028	1,050,000	949,830

Environmental & Facilities Services-0.10%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	238,000	235,025
Core & Main L.P., Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	375,000	344,062
Hulk Finance Corp. (Canada), Sr. Unsec. Notes, 7.00%, 06/01/2026(b)	728,000	653,380
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	235,000	216,788
		1,449,255

Fertilizers & Agricultural Chemicals-0.01%

OCI N.V.(Netherlands), Sr. Sec. Gtd. Notes, 6.63%, 04/15/2023(b)	211,000	214,956

Financial Exchanges & Data-0.69%

Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	1,710,000	1,765,063
Sr. Unsec. Global Notes,
4.88%, 02/15/2024	6,093,000	6,310,093
5.25%, 07/15/2044	1,665,000	1,768,165
MSCI, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	215,000	216,613
		10,059,934

Food Distributors-0.04%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	623,000	620,664

Food Retail-0.03%

Albertsons Cos. LLC/Safeway Inc./ New Albertson’s Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	450,000	435,937

Gas Utilities-0.12%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes,
5.63%, 05/20/2024	338,000	322,790
5.88%, 08/20/2026	372,000	348,750

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	372,000	318,990
Sr. Unsec. Gtd. Global Notes, 6.75%, 06/15/2023	91,000	76,895

	Principal Amount	Value

Gas Utilities-(continued)

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	$656,000	$624,840
		1,692,265

General Merchandise Stores-0.22%

Dollar Tree, Inc., Sr. Unsec. Global Notes, 4.20%, 05/15/2028	3,380,000	3,158,522

Health Care Distributors-0.31%

AmerisourceBergen Corp., Sr. Unsec. Global Notes,
3.45%, 12/15/2027	3,782,000	3,487,877
4.30%, 12/15/2047	1,213,000	1,016,602
		4,504,479

Health Care Equipment-0.11%

Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	378,000	370,440
Teleflex Inc., Sr. Unsec. Gtd. Global Notes,
4.88%, 06/01/2026	67,000	65,222
4.63%, 11/15/2027	1,267,000	1,195,731
		1,631,393

Health Care Facilities-0.60%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	205,000	201,925
Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	250,000	249,062
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	830,000	859,050
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	974,000	1,003,220
Sr. Sec. Gtd. First Lien Notes,
5.25%, 04/15/2025	480,000	486,000
5.50%, 06/15/2047	4,943,000	4,769,995
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/2025	300,000	302,625
5.88%, 02/15/2026	300,000	309,750
5.38%, 09/01/2026	137,000	135,973
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	64,000	66,480
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	468,000	463,905
		8,847,985

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Health Care REITs-0.81%
HCP, Inc., Sr. Unsec. Global Notes,
4.00%, 12/01/2022	$4,603,000	$4,561,046
4.25%, 11/15/2023	2,095,000	2,086,055
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/15/2027	870,000	828,675
Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	1,775,000	1,702,934
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	2,606,000	2,760,084
		11,938,794

Health Care Services-1.24%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	242,000	232,320
DaVita, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	417,000	393,544
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, , 05/15/2022(b)(e)	311,000	311,389
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.00%, 07/15/2023	2,907,000	2,771,720
Halfmoon Parent, Inc., Sr. Sec. Floating Rate Notes, 3.33% (3 mo. USD LIBOR + 0.89%), 07/15/2023(b)	5,327,000	5,283,779
Sr. Sec. Notes,
4.38%, 10/15/2028(b)	1,938,000	1,906,769
4.80%, 08/15/2038(b)	5,467,000	5,308,787
Heartland Dental, LLC, Sr. Unsec. Notes, 8.50%, 05/01/2026(b)	461,000	428,730
MEDNAX, Inc., Sr. Unsec. Gtd. Notes,
5.25%, 12/01/2023(b)	281,000	278,190
6.25%, 01/15/2027(b)	594,000	593,258
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes,
8.88%, 04/15/2021(b)	303,000	309,060
6.75%, 07/01/2025(b)	137,000	127,581
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	270,000	224,100
		18,169,227

Home Improvement Retail-0.03%

Hillman Group, Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	546,000	469,560

Homebuilding-0.86%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	234,000	229,320

	Principal Amount	Value
Homebuilding-(continued)
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes,
8.75%, 03/15/2022	$320,000	$325,856
6.75%, 03/15/2025	372,000	328,755
5.88%, 10/15/2027	54,000	44,550
KB Home, Sr. Unsec. Gtd. Notes,
8.00%, 03/15/2020	165,000	172,631
7.50%, 09/15/2022	184,000	192,280
Lennar Corp., Sr. Unsec. Gtd. Global Notes
8.38%, 01/15/2021	48,000	51,900
5.38%, 10/01/2022	433,000	436,789
4.75%, 11/15/2022	230,000	229,229
5.25%, 06/01/2026	589,000	566,176
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	12,008,000	9,381,250
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/2020	160,000	165,250
SRS Distribution Inc., Sr. Unsec. Gtd. Notes, 8.25%, 07/01/2026(b)	195,000	183,788
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	348,000	342,345
		12,650,119

Hotel & Resort REITs-0.27%

Hospitality Properties Trust, Sr. Unsec. Notes, 4.95%, 02/15/2027	1,665,000	1,623,133
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	2,300,000	2,277,484
		3,900,617

Hotels, Resorts & Cruise Lines-0.28%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	174,000	180,588
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 3.70%, 03/15/2028	4,310,000	3,921,004
		4,101,592

Household Products-0.71%

Controladora Mabe S.A. de C.V.(Mexico), Sr. Unsec. Gtd. Notes, 5.60%, 10/23/2028(b)	5,555,000	5,173,094
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	4,395,873	4,395,873
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	121,000	118,278
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	377,000	376,764

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Household Products-(continued)

Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	$410,000	$390,012
		10,454,021

Independent Power Producers & Energy Traders-0.10%
AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	780,000	789,750
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	202,000	191,900
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes,
6.25%, 05/01/2024	184,000	188,830
6.63%, 01/15/2027	105,000	107,354
Vistra Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	170,000	176,800
		1,454,634

Industrial Conglomerates-0.17%
Alfa, S.A.B. de C.V.(Mexico), Sr. Unsec. Notes, 6.88%, 03/25/2044(b)	2,553,000	2,434,924

Industrial Machinery-0.10%
Altra Industrial Motion Corp., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2026(b)	140,000	138,600
Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	568,000	563,740
EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 10/15/2026(b)	227,000	223,027
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	398,000	384,866
Mueller Water Products Inc., Sr. Unsec. Notes, 5.50%, 06/15/2026(b)	95,000	94,288
		1,404,521

Integrated Oil & Gas-0.75%
Petrobras Global Finance B.V.(Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	439,000	403,002
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes,
5.38%, 03/13/2022	3,034,000	2,977,568
6.50%, 03/13/2027	1,952,000	1,830,976
Sr. Unsec. Gtd. Notes, 6.50%,
01/23/2029(b)	2,289,000	2,111,946
Petróleos MexicanosSr. Unsec. Notes, 6.35%, 02/12/2048(b)	4,619,000	3,708,595
		11,032,087

	Principal Amount	Value
Integrated Telecommunication Services-2.09%
AT&TInc., Sr. Unsec. Global Floating Rate Notes, 3.51% (3mo. USDLIBOR+ 1.18%), 06/12/2024(d)	$2,832,000	$2,794,530
Sr. Unsec. Global Notes,
3.40%, 05/15/2025	1,812,000	1,689,083
5.25%, 03/01/2037	2,660,000	2,539,550
5.15%, 03/15/2042	3,670,000	3,375,692
4.75%, 05/15/2046	2,646,000	2,291,117
5.70%, 03/01/2057	2,735,000	2,623,087
Sr. Unsec. Notes,
4.45%, 04/01/2024	1,475,000	1,484,203
5.15%, 02/15/2050(b)	8,382,000	7,552,421
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	250,000	220,469
Sr. Unsec. Notes,
8.00%, 10/15/2025(b)	53,000	47,170
Frontier Communications Corp., Sr. Unsec. Global Notes,
10.50%, 09/15/2022	181,000	145,705
11.00%, 09/15/2025	198,000	140,580
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes,
6.38%, 11/15/2033	57,000	51,015
7.20%, 07/18/2036	186,000	177,816
Telefónica Emisiones, S.A.U.(Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	2,865,000	3,300,637
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.81%, 03/15/2039	2,267,000	2,198,551
		30,631,626

Interactive Media & Services-0.60%
Tencent HoldingsLtd.(China), Sr. Unsec. Notes,
2.99%, 01/19/2023(b)	2,073,000	1,996,668
3.60%, 01/19/2028(b)	4,305,000	3,982,318
3.93%, 01/19/2038(b)	3,137,000	2,742,510
		8,721,496

Internet & Direct Marketing Retail-1.03%
Alibaba Group Holding Ltd. (China), Sr. Unsec. Global Notes,
4.20%, 12/06/2047	2,190,000	1,902,302
4.40%, 12/06/2057	2,190,000	1,902,744
QVC,Inc.,Sr.Sec.Gtd.First Lien Global Notes, 5.45%, 08/15/2034	12,732,000	11,355,456
		15,160,502

Internet Services & Infrastructure-0.02%
Rackspace Hosting, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/2024(b)	351,000	298,350

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage-2.08%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	$3,205,000	$3,378,106
Charles Schwab Corp. (The), Series E, Jr. Unsec. Sub. Global Notes, 4.63%(c)	4,560,000	4,434,600
E*TRADE Financial Corp., Series B, Jr. Unsec. Sub. Global Notes, 5.30%(c)	2,298,000	2,148,630
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70%(c)	1,725,000	1,726,967
Series P, Jr. Unsec. Sub. Notes, 5.00%(c)	3,255,000	2,880,675
Sr. Unsec. MediumTerm Notes, 4.80%, 07/08/2044	4,280,000	4,101,770
Unsec. Sub. Global Notes, 6.75%, 10/01/2037	4,675,000	5,329,035
Jefferies Group LLC/Jefferies Group Capital Finance Inc., Sr. Unsec. Global Notes, 4.15%, 01/23/2030	3,874,000	3,367,121
Raymond James Financial, Inc., Sr. Unsec. Global Notes, 4.95%, 07/15/2046	3,301,000	3,152,530
		30,519,434

IT Consulting & Other Services-0.10%

DXC Technology Co., Sr. Unsec. Global Notes, 4.45%, 09/18/2022	1,460,000	1,470,806

Leisure Facilities-0.05%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	330,000	330,000
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	438,000	420,480
		750,480

Life & Health Insurance-2.66%

American Equity Investment Life Holding Co., Sr. Unsec. Global Notes, 5.00%, 06/15/2027	3,375,000	3,300,411
Athene Holding Ltd., Sr. Unsec. Notes, 4.13%, 01/12/2028	6,780,000	6,188,859
Dai-ichi Life Insurance Co., Ltd. (The)(Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	3,060,000	2,834,325
Hanwha Life Insurance Co., Ltd.(South Korea), Unsec. Sub. Notes, 4.70%, 04/23/2048(b)	5,025,000	4,780,262
MetLife, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	3,990,000	3,984,015
Series D, Jr. Unsec. Sub. Global Notes, 5.88%(c)	4,412,000	4,323,760
Sr. Unsec. Global Notes, 4.13%, 08/13/2042	2,400,000	2,193,844

	Principal Amount	Value
Life & Health Insurance-(continued)

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	$6,960,000	$7,184,160
Pacific Life Insurance Co., Unsec. Sub. Notes, 4.30%, 10/24/2067(b)	2,855,000	2,491,574
Prudential Financial, Inc., Sr. Unsec. Global Notes, 3.91%, 12/07/2047	2,001,000	1,727,080
		39,008,290

Life Sciences Tools & Services-0.01%

Charles River Laboratories International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/2026(b)	107,000	107,268

Managed Health Care-0.38%

Centene Corp., Sr. Unsec. Notes, 5.38%, 06/01/2026(b)	648,000	653,670
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	1,860,000	1,893,257
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	205,000	194,494
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	2,134,000	2,126,107
WellCare Health Plans, Inc., Sr. Unsec. Notes,
5.25%, 04/01/2025	455,000	452,725
5.38%, 08/15/2026(b)	193,000	192,070
		5,512,323

Marine Ports & Services-0.19%

DP World Ltd.(United Arab Emirates), Sr. Unsec. Bonds, 5.63%, 09/25/2048(b)	3,001,000	2,769,923

Metal & Glass Containers-0.11%

Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. (Ireland), Sr. Unsec. Gtd. Notes,
7.25%, 05/15/2024(b)	200,000	202,750
6.00%, 02/15/2025(b)	200,000	186,750
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	446,000	453,805
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	155,000	157,325
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	193,000	193,724
Flex Acquisition Co., Inc., Sr. Unsec. Notes, 7.88%, 07/15/2026(b)	313,000	295,785
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(b)	89,000	83,437
		1,573,576

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Movies & Entertainment-0.22%
Warner Media, LLC, Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	$3,360,000	$3,162,353

Multi-line Insurance-0.74%
American International Group, Inc., Sr. Unsec. Global Notes, 4.50%, 07/16/2044	2,260,000	1,965,424
Fairfax Financial Holdings Ltd.(Canada), Sr. Unsec. Notes, 4.85%, 04/17/2028(b)	3,010,000	2,900,105
Massachusetts Mutual Life Insurance Co., Unsec. Sub. Notes, 4.90%, 04/01/2077(b)	1,125,000	1,074,166
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	3,210,000	3,155,839
XLIT Ltd.(Bermuda), Unsec. Gtd. Sub. Bonds, 5.50%, 03/31/2045	1,670,000	1,705,285
		10,800,819

Multi-Utilities-0.84%
CenterPoint Energy, Inc., Series A, Jr. Unsec. Sub. Notes, 6.13%(c)	9,057,000	9,090,964
Sr. Unsec. Global Notes, 3.85%, 02/01/2024	879,000	878,829
Sempra Energy, Sr. Unsec. Global Notes, 3.80%, 02/01/2038	2,810,000	2,380,112
		12,349,905

Office REITs-0.42%
Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	2,640,000	2,531,776
Hudson Pacific Properties, L.P., Sr. Unsec. Gtd. Notes, 3.95%, 11/01/2027	1,957,000	1,816,434
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	1,893,000	1,809,254
		6,157,464

Office Services & Supplies-0.40%
Pitney Bowes Inc., Sr. Unsec. Global Notes,
3.88%, 10/01/2021	4,150,000	3,989,187
4.95%, 04/01/2023	1,971,000	1,828,103
		5,817,290

Oil & Gas Drilling-0.11%
Diamond Offshore Drilling, Inc., Sr. Unsec. Global Notes, 4.88%, 11/01/2043	150,000	90,000
Ensco PLC, Sr. Unsec. Global Notes,
4.50%, 10/01/2024	15,000	11,091
7.75%, 02/01/2026	479,000	396,971

	Principal Amount	Value

Oil & Gas Drilling-(continued)
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	$376,000	$330,410
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes,
6.50%, 12/15/2021	75,096	73,970
7.75%, 12/15/2023	55,000	54,725
5.25%, 11/15/2024	352,000	314,230
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	416,000	336,960
		1,608,357

Oil&Gas Equipment & Services-0.24%
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	145,000	142,100
Baker Hughes, a GE Co., LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec. Global Notes, 3.34%, 12/15/2027	3,477,000	3,142,443
SESI LLC, Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	302,000	286,145
		3,570,688

Oil & Gas Exploration & Production-2.50%
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(b)	224,000	238,000
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	291,000	222,615
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	323,000	313,310
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	6,597,000	6,459,568
Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	12,233,000	12,246,947
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	245,000	188,724
Enterprise Products Operating LLC, Series D, Jr. Unsec. Gtd. Sub. Deb., 4.88%, 08/16/2077	11,624,000	10,201,711
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	253,000	221,375
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	293,000	269,560
Jagged Peak Energy LLC, Sr. Unsec. Gtd. Notes, 5.88%, 05/01/2026(b)	470,000	447,675

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)

Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	$413,000	$423,325
Oasis Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	658,000	650,597
Parsley Energy, LLC/Parsley Finance Corp., Sr. Unsc. Gtd. Notes, 5.63%, 10/15/2027(b)	197,000	188,135
Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	270,000	270,000
QEP Resources, Inc., Sr. Unsec. Global Notes,
5.25%, 05/01/2023	136,000	130,220
5.63%, 03/01/2026	132,000	121,110
Sr. Unsec. Notes, 6.88%, 03/01/2021	360,000	378,900
Range Resources Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 07/01/2022	267,000	264,664
4.88%, 05/15/2025	409,000	373,212
SM Energy Co., Sr. Unsec. Global Notes,
6.13%, 11/15/2022	100,000	99,000
6.75%, 09/15/2026	275,000	265,375
6.63%, 01/15/2027	60,000	57,600
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes,
7.50%, 04/01/2026	242,000	245,025
7.75%, 10/01/2027	540,000	548,748
Tullow Oil PLC(Ghana), Sr. Unsec. Notes, 7.00%, 03/01/2025(b)	228,000	208,905
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	399,000	394,052
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	634,000	621,320
WPX Energy, Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	571,000	545,305
		36,594,978

Oil & Gas Refining & Marketing-0.03%

Parkland Fuel Corp.(Canada), Sr. Unsec. Notes, 6.00%, 04/01/2026(b)	267,000	259,657
Sunoco L.P. /Sunoco Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 01/15/2023	255,000	249,263
		508,920

Oil & Gas Storage & Transportation-10.78%

Abu Dhabi Crude Oil Pipeline LLC(United Arab Emirates), Sr. Sec. Notes, 3.65%, 11/02/2029(b)	3,297,000	3,049,725

	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)

Andeavor Logistics LP/Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	$649,000	$680,639
Antero Midstream Partners L.P./Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	509,000	498,922
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	424,000	421,880
Buckeye Partners, L.P., Sr. Unsec. Global Notes, 5.60%, 10/15/2044	4,412,000	3,896,205
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	345,000	356,644
Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25%(c)	17,021,000	15,010,394
Series B, Jr. Unsec. Sub. Global Notes, 6.63%(c)	6,882,000	6,069,064
Sr. Unsec. Gtd. Notes, 4.90%, 03/15/2035	8,695,000	7,733,343
Enterprise Products Operating LLC, Series D, Sr. Unsec. Gtd. Global Notes, 6.88%, 03/01/2033	2,660,000	3,173,169
Sr. Unsec. Gtd. Notes,
4.15%, 10/16/2028	5,975,000	5,843,247
4.80%, 02/01/2049	2,369,000	2,252,278
EQT Midstream Partners L.P., Sr. Unsec. Global Notes, 4.75%, 07/15/2023	2,522,000	2,505,393
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes, 4.30%, 05/01/2024	2,133,000	2,117,794
Kinder Morgan, Inc., Sr. Unsec. Gtd. MediumTerm Global Notes, 7.75%, 01/15/2032	7,672,000	9,124,042
Sr. Unsec. Gtd. Medium-Term Global Notes, 7.80%, 08/01/2031	9,500,000	11,374,817
MPLX L.P., Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	10,840,000	10,895,680
Sr. Unsec. Global Notes,
5.50%, 02/15/2023	14,754,000	15,028,505
4.80%, 02/15/2029	2,355,000	2,322,007
4.70%, 04/15/2048	4,305,000	3,688,111
5.50%, 02/15/2049	4,883,000	4,682,326
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	1,796,000	1,721,915
Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	1,085,000	1,072,794
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(c)	13,969,000	12,607,022

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)

Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.75%, 05/15/2024	$10,000,000	$10,544,537
SemGroup Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/15/2025	315,000	297,675
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds,
5.25%, 05/01/2023	4,548,000	4,548,000
5.13%, 02/01/2025	278,000	269,660
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2026(b)	174,000	174,000
Western Gas Partners, L.P., Sr. Unsec. Global Notes, 4.00%, 07/01/2022	2,910,000	2,862,771
Sr. Unsec. Notes, 5.30%, 03/01/2048	2,668,000	2,293,448
Williams Cos., Inc. (The), Sr. Unsec. Global Notes,
3.60%, 03/15/2022	3,670,000	3,606,060
4.55%, 06/24/2024	533,000	534,293
Sr. Unsec. Notes,
4.13%, 11/15/2020	6,441,000	6,465,194
7.88%, 09/01/2021	186,000	203,072
		157,924,626

Other Diversified Financial Services-0.67%

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	889,221	916,956
ILFC E-Capital Trust II, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 4.82% (3 mo. USD LIBOR + 1.80%), 12/21/2065(b)(d)	620,000	516,150
Intertrust Group B.V.(Netherlands), Sr. Unsec. Bonds, 3.38%, 11/15/2025(b)	100,000	112,435
Lincoln Finance Ltd.(Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	205,000	210,381
Lions Gate Capital Holdings LLC, Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	273,000	276,412
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	299,000	284,050
SPARC EM SPC Panama Metro Line 2 S.P.(Cayman Islands), Sr. Sec. Notes, 0.00%, 12/05/2022(b)(f)	1,146,000	1,041,439
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec. Notes, 6.75%, 06/01/2025(b)	298,000	282,355
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	2,311,000	2,345,203

	Principal Amount	Value
Other Diversified Financial Services-(continued)
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65% (3 mo. USD LIBOR + 3.580%), 05/15/2053	$3,995,000	$3,855,175
		9,840,556

Packaged Foods & Meats-0.64%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	228,000	216,338
Conagra Brands Inc., Sr. Unsec. Notes,
5.30%, 11/01/2038	4,551,000	4,389,809
5.40%, 11/01/2048	1,725,000	1,645,326
JBS Investments GmbH, Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	405,000	407,977
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	249,000	241,219
Minerva Luxembourg S.A.(Brazil), Sr. Unsec. Gtd. Notes, 5.88%, 01/19/2028(b)	2,547,000	2,179,595
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	277,000	274,922
		9,355,186

Paper Packaging-0.04%

Graphic Packaging International LLC, Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	315,000	312,637
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	340,000	307,700
		620,337

Paper Products-0.17%

Mercer International Inc. (Canada), Sr. Unsec. Global Notes,
7.75%, 12/01/2022	35,000	36,313
6.50%, 02/01/2024	122,000	122,000
5.50%, 01/15/2026	109,000	99,735
Schweitzer-Mauduit International, Inc., Sr. Unsec. Notes, 6.88%, 10/01/2026(b)	324,000	319,140
Suzano Austria GmbH(Brazil), Sr. Unsec. Gtd. Notes, 7.00%, 03/16/2047(b)	1,821,000	1,854,688
		2,431,876

Pharmaceuticals-1.06%

Bausch Health Cos. Inc., Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	220,000	216,975
Sr. Unsec. Gtd. Notes,
5.88%, 05/15/2023(b)	120,000	117,000
6.13%, 04/15/2025(b)	235,000	221,182
9.00%, 12/15/2025(b)	250,000	264,687

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Pharmaceuticals-(continued)

Bayer US Finance II LLC (Germany), Sr. Unsec. Gtd. Floating Rate Notes,
3.00%, (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(d)	$2,759,000	$2,743,245
3.34%, (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(d)	5,955,000	5,774,906
Sr. Unsec. Gtd. Notes, 3.88%, 12/15/2023(b)	1,964,000	1,920,421
Elanco Animal Health Inc., Sr. Unsec. Notes, 4.27%, 08/28/2023(b)	3,596,000	3,573,995
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	200,000	167,028
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 08/15/2026(b)	264,000	266,310
Teva Pharmaceutical Finance IV, B.V.(Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	300,000	286,725
		15,552,474

Property & Casualty Insurance-0.37%

Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	1,505,000	1,428,861
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	2,105,000	2,362,862
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	1,585,000	1,636,722
		5,428,445

Publishing-0.23%

Meredith Corp., Sr. Unsec. Gtd. Notes, 6.88%,02/01/2026(b)	3,349,000	3,432,725

Railroads-0.33%

CSX Corp., Sr. Unsec. Global Notes, 4.65%, 03/01/2068	4,745,000	4,298,854
Kenan Advantage Group, Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	545,000	531,375
		4,830,229

Regional Banks-1.14%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/01/2023	415,000	417,075
Unsec. Sub. Global Notes, 6.13%, 03/09/2028	67,000	69,010
Citizens Financial Group, Inc., Series A, Jr. Unsec. Sub. Global Bonds, 5.50%(c)	1,100,000	1,095,875
Sr. Unsec. Global Notes, 2.38%, 07/28/2021	5,719,000	5,519,496
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	2,730,000	2,746,089
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	1,300,000	1,422,737

	Principal Amount	Value
Regional Banks-(continued)

Huntington Bancshares, Inc., Seriess E, Jr. Unsec. Sub. Global Notes, 5.70%(c)	$1,902,000	$1,815,221
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Notes, 5.13%(c)	1,366,000	1,338,680
Synovus Financial Corp., Sr. Unsec. Global Notes, 3.13%, 11/01/2022	2,457,000	2,318,794
		16,742,977

Residential REITs-0.24%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	3,600,000	3,571,006

Restaurants-0.95%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	6,647,000	6,281,415
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	2,375,000	2,369,062
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	266,000	265,394
Darden Restaurants, Inc., Sr. Unsec. Global Notes, 4.55%, 02/15/2048	1,238,000	1,113,510
IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(b)	4,012,000	3,711,100
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	144,000	135,330
		13,875,811

Security & Alarm Services-0.02%

Brink’s Co. (The), Sr. Unsec. Gtd. Notes, 4.63%, 10/15/2027(b)	248,000	228,780

Semiconductors-2.05%

Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	2,420,000	2,330,517
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Global Notes,
3.00%, 01/15/2022	8,835,000	8,505,841
3.88%, 01/15/2027	5,965,000	5,398,770
3.50%, 01/15/2028	6,751,000	5,864,997
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	368,000	371,220
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes,
3.88%, 09/01/2022(b)	7,160,000	6,954,150
4.63%, 06/01/2023(b)	575,000	565,294
		29,990,789

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Soft Drinks-0.62%

Keurig Dr Pepper Inc., Sr. Unsec. Gtd. Notes,
4.06%, 05/25/2023(b)	$3,336,000	$3,292,966
4.60%, 05/25/2028(b)	4,184,000	4,119,623
4.99%, 05/25/2038(b)	1,738,000	1,665,380
		9,077,969

Sovereign Debt-1.48%

Argentine Republic Government International Bond(Argentina), Sr. Unsec. Global Notes, 4.63%, 01/11/2023	1,934,000	1,619,967
Banque Ouest Africaine de Développement(Supranational), Sr. Unsec. Notes, 5.00%, 07/27/2027(b)	8,000,000	7,552,000
Jamaica Government International Bond(Jamaica), Sr. Unsec. Global Notes, 7.88%, 07/28/2045	1,920,000	2,174,397
Oman Government International Bond(Oman), Sr. Unsec. Notes, 4.13%, 01/17/2023(b)	3,620,000	3,429,262
Turkey Government International Bond(Turkey), Sr. Unsec. Notes, 7.25%, 12/23/2023	6,905,000	6,868,127
		21,643,753

Specialized Consumer Services-0.06%

ServiceMaster Co., LLC(The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	315,000	303,975
Sr. Unsec. Notes, 7.45%, 08/15/2027	522,000	540,270
		844,245

Specialized Finance-3.69%

AerCap Global Aviation Trust(Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	21,185,000	20,337,600
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(Ireland), Sr. Unsec.Gtd.Global Notes, 3.50%, 05/26/2022	1,798,000	1,751,936
Air Lease Corp., Sr. Unsec. Global Notes,
3.88%, 04/01/2021	3,960,000	3,965,937
3.38%, 06/01/2021	3,865,000	3,799,495
3.00%, 09/15/2023	1,965,000	1,845,508
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	95,000	99,489
Sr. Unsec. Notes, 5.00%, 04/01/2023	714,000	718,981

	Principal Amount	Value
Specialized Finance-(continued)
Aviation Capital Group LLC, Sr. Unsec. Floating Rate Notes, 3.19% (3mo.USDLIBOR+ 0.67%), 07/30/2021(b)(d)	$1,914,000	$1,915,031
Sr. Unsec. Notes,
4.13%, 08/01/2025(b)	5,593,000	5,352,701
3.50%, 11/01/2027(b)	15,922,000	14,217,760
		54,004,438

Specialized REITs-0.60%

Crown Castle International Corp., Sr. Unsec. Global Bonds, 3.80%, 02/15/2028	4,343,000	4,035,621
Equinix, Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	699,000	711,232
GLP Capital L.P./GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	306,000	306,327
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	243,000	248,771
Sr. Unsec. Sub. Gtd. Global Notes, 5.75%, 08/15/2024	113,000	108,339
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	425,000	394,719
Rayonier Am Products, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	508,000	467,360
Regency Centers, L.P., Sr. Unsec. Gtd. Notes, 4.13%, 03/15/2028	2,396,000	2,322,742
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	176,000	171,820
		8,766,931

Specialty Chemicals-0.08%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	237,000	236,111
GCP Applied Technologies, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/15/2026(b)	127,000	121,761
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	287,000	281,260
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	292,000	292,730
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	260,000	271,050
		1,202,912

Steel-0.14%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.00%, 10/15/2039	260,000	277,194
Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2025	449,000	413,080

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Steel-(continued)
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	$905,000	$908,394
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	552,000	525,780
		2,124,448

Systems Software-0.13%
Microsoft Corp., Sr. Unsec. Global Notes, 4.25%, 02/06/2047	1,868,000	1,894,286

Technology Distributors-0.16%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	2,250,000	2,183,442
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	108,000	105,705
		2,289,147

Technology Hardware, Storage & Peripherals-0.72%
Dell International LLC/EMC Corp., Sr. Sec. Gtd. First Lien Notes,
6.02%, 06/15/2026(b)	4,252,000	4,306,434
8.35%, 07/15/2046(b)	4,544,000	5,016,023
Sr. Unsec. Gtd. Notes, 7.13%,
06/15/2024(b)	1,149,000	1,205,231
		10,527,688

Textiles-0.02%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC(China), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/01/2025(b)	373,000	353,884

Thrifts & Mortgage Finance-0.09%
Nationwide Building Society(United Kingdom), Unsec. Sub. Notes, 4.13%, 10/18/2032(b)	1,585,000	1,392,258

Tobacco-0.43%
BAT Capital Corp. (United Kingdom), Sr. Unsec. Gtd. Global Notes,
3.22%, 08/15/2024	2,862,000	2,649,660
3.56%, 08/15/2027	4,140,000	3,694,687
		6,344,347

Trading Companies & Distributors-0.45%
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	494,000	464,978
BOC Aviation Ltd.(Singapore), Sr. Unsec. Floating Rate Notes, 3.50% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)	3,786,000	3,791,622
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	601,000	562,686
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	334,000	354,648

	Principal Amount	Value
Trading Companies & Distributors-(continued)
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes,
5.50%, 07/15/2025	$248,000	$242,420
6.50%, 12/15/2026	405,000	407,531
Sr. Unsec. Gtd. Notes,
5.88%, 09/15/2026	675,000	658,125
5.50%, 05/15/2027	160,000	151,400
		6,633,410

Trucking-1.02%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	339,000	303,405
DAE Funding LLC (United Arab Emirates), Sr. Unsec. Gtd. Notes,
4.00%, 08/01/2020(b)	2,872,000	2,828,920
4.50%, 08/01/2022(b)	1,483,000	1,423,680
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.90%, 02/01/2024(b)	3,433,000	3,387,084
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes,
3.00%, 07/15/2022(b)	3,147,000	3,034,778
4.13%, 07/15/2023(b)	4,076,000	4,041,283
		15,019,150

Wireless Telecommunication Services-4.13%
Altice France S.A.(France), Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	400,000	385,500
América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	1,955,000	1,794,419
Sr. Unsec. Gtd. Global Notes,
6.13%, 03/30/2040	2,320,000	2,643,741
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(b)	283,000	189,610
Oztel Holdings SPC Ltd. (Oman), Sr. Sec. Gtd. Bonds, 6.63%, 04/24/2028(b)	5,442,000	5,189,671
Sr. Sec. Gtd. Notes, 5.63%,
10/24/2023(b)	3,532,000	3,449,810
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes,
4.50%, 03/15/2043	1,565,000	1,476,022
5.00%, 03/15/2044	4,835,000	4,892,525
Sprint Communications, Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	182,000	188,598
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.25%, 09/15/2021	558,000	583,110
7.63%, 02/15/2025	315,000	324,844

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services-(continued)

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A1, Sr. Sec. Gtd. First Lien AssetBacked Notes, 3.36%, 09/20/2021(b)	$14,100,750	$13,977,368
Sr. Sec. Gtd. First Lien Notes,
4.74%, 03/20/2025(b)	11,472,000	11,428,980
5.15%, 03/20/2028(b)	11,487,000	11,415,206
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	1,807,000	1,879,280
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	735,000	757,969
	60,576,653
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,421,500,657)	1,362,472,914

	Shares
Preferred Stocks-2.80%
Diversified Banks-1.63%
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	18,938	23,932,897

Investment Banking & Brokerage-0.96%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	122,000	2,942,640
Morgan Stanley, Series E, 7.13% Pfd.	265,000	7,128,500
Morgan Stanley, Series F, 6.88% Pfd.	150,000	3,924,000
		13,995,140

Regional Banks-0.21%
CIT Group Inc., Series A, Jr. Unsec. Sub. Variable Rate Deb.(c)	75,000	72,332
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	95,000	2,473,800
SunTrust Banks, Inc., Series G, 5.05% Pfd.	641,000	604,142
		3,150,274
Total Preferred Stocks (Cost $40,756,142)		41,078,311

	Principal Amount
U.S. Treasury Securities-1.69%
U.S. Treasury Bonds-0.77%
3.00%, 08/15/2048	$15,010,300	11,368,246
U.S. Treasury Notes-0.92%
2.88%, 10/31/2023	7,578,900	7,590,002
3.00%, 10/31/2025	64,300	64,653
3.13%, 11/15/2028	6,867,900	5,771,368
		13,426,023
Total U.S. Treasury Securities (Cost $24,551,033)		24,794,269

		Principal Amount	Value
Variable Rate Senior Loan Interests-0.55%(g)
Diversified Commercial & Professional Services-0.55%

Financial & Risk US Holdings,Inc., Term Loan B, 6.09% (1 mo. USD LIBOR+ 3.75%), 10/01/2025 (Cost $8,242,343)		$8,263,000	$8,064,564
Total Variable Rate Senior Loan Interests (Cost $8,242,343)			8,064,564

Asset-Backed Securities-0.41%

DB Master Finance LLC, Series 2015-1A, Class A2II, Pass Through Ctfs., 3.98%, 02/20/2045(b)		1,419,687	1,426,466
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1,Variable Rate Pass Through Ctfs., 3.89%, 12/25/2034(h)		291,068	297,090
Wendy’s Funding LLC, Series 2018-1A,Class A2II,Pass Through Ctfs., 3.88%, 03/15/2048(b)		4,515,875	4,321,060
Total Asset-Backed Securities (Cost $6,240,478)			6,044,616

Municipal Obligations-0.18%

Florida Development Finance Corp. (Palm Bay Academy Inc.) Series 2017, Ref.Sr. Lien Taxable RB, 9.00%, 05/15/2024(b)		735,000	719,955
Florida Development Finance Corp. (Palm Bay Academy Inc.) Series 2017,Ref.Sub Lien Taxable RB, 0.00%, 05/15/2037(b)(f)		360,000	3,600
Florida Development Finance Corp. (Palm Bay Academy Inc.) Series 2017,Ref. Sub Lien Taxable RB, 9.00%, 05/15/2037(b)(i)		350,000	230,730
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J) Series 2010-A, Taxable Build America RB, 6.64%, 04/01/2057		1,484,000	1,600,271
Total Municipal Obligations (Cost $2,525,641)			2,554,556

Non-U.S. Dollar Denominated Bonds & Notes-0.10%(j)
Brewers-0.01%

Sunshine Mid B.V., Sr.Sec.Gtd.First Lien Bonds, 6.50%, 05/15/2026(b)	EUR	150,000	159,193

Cable & Satellite-0.01%

Tele Columbus AG, Sr. Sec. Notes, 3.88%, 05/02/2025(b)	EUR	150,000	156,553

Diversified Banks-0.05%

ABN AMRO Bank N.V., Jr.Unsec.Sub. Euro Bonds, 4.75%(c)	EUR	200,000	204,576

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

		Principal Amount	Value
Diversified Banks-(continued)

Caixabank, S.A., REGS, Jr. Unsec. Sub. Euro Bonds, 6.75%(c)	EUR	200,000	235,473
Erste Group Bank AG, REGS, Jr. Unsec. Sub. Euro Bonds, 6.50%(c)	EUR	200,000	235,423
			675,472

Diversified Chemicals-0.01%

Chemours Co. (The), Sr. Unsec. Gtd. Euro Bonds, 4.00%, 05/15/2026	EUR	157,000	167,964

Food Retail-0.02%

Iceland Bondco PLC, Sr. Sec. Gtd. First Lien Notes, 4.63%, 03/15/2025(b)	GBP	200,000	223,061
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,548,483)			1,382,243

		Shares

Common Stocks & Other Equity interests-0.00%
Broadcasting-0.00%
Adelphia Recovery Trust - Series ACC1(k)		859,558	344

	Shares	Value
Diversified Support Services-0.00%

ACC Claims Holdings, LLC(l)	727,470	$4,365
Total Common Stocks & Other Equity Interests (Cost $218,117)		4,709

Money Market Funds-0.48%

Invesco Government & Agency Portfolio-Institutional Class, 2.12%(m)	2,466,125	2,466,125
Invesco Liquid Assets Portfolio-Institutional Class, 2.34%(m)	1,761,184	1,761,536
Invesco Treasury Portfolio-Institutional Class, 2.12%(m)	2,818,429	2,818,429
Total Money Market Funds (Cost $7,046,072)		7,046,090
TOTAL INVESTMENTS IN SECURITIES-99.19% (Cost $1,512,628,966)		1,453,442,272
OTHER ASSETS LESS LIABILITIES-0.81%		11,890,062
NET ASSETS-100.00%		$1,465,332,334

Investment Abbreviations:

Conv.	- Convertible
Ctfs.	- Certificates
DAC	- Designated Activity Co.
Deb.	- Debentures
EUR	- Euro
GBP	- British Pound Sterling
Gtd.	- Guaranteed
Jr.	- Junior
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
Ref.	- Refunding
REGS	- Regulation S
REIT	- Real Estate Investment Trust
Sec.	- Secured
Sr.	- Senior
Sub.	- Subordinated
Unsec.	- Unsecured
USD	- U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $498,301,729, which represented 34.01% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Zero coupon bond issued at a discount.
(g)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(h)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2018.

(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(l)	Non-income producing security.
(m)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

Open Futures Contracts

	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. Treasury 10 Year Notes	631	March-2019	$75,204,877	$170,045	$ 170,045
U.S. Treasury 2 Year Notes	415	March-2019	87,507,529	50,987	50,987
U.S. Treasury 5 Year Notes	41	March-2019	4,631,817	(418)	(418)
U.S. Treasury Long Bonds	445	March-2019	62,029,887	228,394	228,394
U.S. Treasury Ultra Bonds	125	March-2019	19,057,915	(7,134)	(7,134)
Subtotal–Total Long Futures				441,874	441,874

Short Futures Contracts
U.S. Treasury 10 Year Ultra Bonds	834	March-2019	(105,095,046)	(405,954)	(405,954)
Total Futures Contracts–Interest Rate Risk				$35,920	$ 35,920

Open Forward Foreign Currency Contracts

				Unrealized
Settlement		Contract to		Appreciation
Date	Counterparty	Deliver	Receive	(Depreciation)
02/28/2019	Canadian Imperial Bank of Commerce	GBP 153,075	USD 196,161	$ 201
02/28/2019	Goldman Sachs & Co.	EUR 1,327,182	USD 1,516,697	2,387
Total Forward Foreign Currency Contracts – Currency Risk				$2,588

Abbreviations:

EUR –Euro

GBP –British Pound Sterling

USD –U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

                                 Invesco Corporate Bond Fund

B.	Securities Transactions and Investment Income - (continued)

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to

                                 Invesco Corporate Bond Fund

F.	Futures Contracts – (continued)

be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and

                                 Invesco Corporate Bond Fund

G.	Swap Agreements – (continued)

market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2018 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

I.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,362,472,914	$ -	$1,362,472,914
Preferred Stocks	40,401,837	676,474	-	41,078,311
U.S. Treasury Securities	-	24,794,269	-	24,794,269
Variable Rate Senior Loan Interests	-	8,064,564	-	8,064,564
Asset-Backed Securities	-	6,044,616	-	6,044,616
Municipal Obligations	-	2,554,556	-	2,554,556
Non-U.S. Dollar Denominated Bonds & Notes	-	1,382,243	-	1,382,243
Common Stocks & Other Equity Interests	344	-	4,365	4,709
Money Market Funds	7,046,090	-	-	7,046,090
Total Investments in Securities	47,448,271	1,405,989,636	4,365	1,453,442,272

Other Investments - Assets*
Forward Foreign Currency Contracts	-	2,588	-	2,588
Futures Contracts	449,426	-	-	449,426
	449,426	2,588	-	452,014

Other Investments - Liabilities*
Futures Contracts	(413,506)	-	-	(413,506)
Total Other Investments	35,920	2,588	-	38,508
Total Investments	$47,484,191	$1,405,992,224	$4,365	$1,453,480,780

*	Unrealized appreciation (depreciation).

                                 Invesco Corporate Bond Fund

NOTE 3–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2018:

	Value

Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts – Exchange-Traded	$ -	$449,426	$ 449,426
Unrealized appreciation on forward foreign currency contracts outstanding	2,588	-	2,588
Total Derivative Assets	2,588	449,426	452,014
Derivatives not subject to master netting agreements	-	(449,426)	(449,426)
Total Derivative Assets subject to master netting agreements	$2,588	-	$ 2,588

	Value

	Currency	Interest
Derivative Liabilities	Risk	Rate Risk	Total
Unrealized depreciation on futures contracts – Exchange-Traded	$ -	$(413,506)	$(413,506)
Derivatives not subject to master netting agreements	-	413,506	413,506
Total Derivatives Liabilities subject to master netting agreements	-	-	-

Effect of Derivative Investments for the nine months ended November 30, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations

	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$64,842	$-	$ 64,842
Futures contracts	-	-	(1,902,263)	(1,902,263)
Options written	-	-	265,000	265,000
Swap agreements	264,617	-	-	264,617
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(3,709)	-	(3,709)
Futures contracts	-	-	(552,735)	(552,735)
Total	$264,617	$61,133	$(2,189,998)	$(1,864,248)

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$1,967,294	$396,163,396	$13,136,000

                                 Invesco Corporate Bond Fund

Invesco Global Real Estate Fund Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us	GRE-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests-98.63%

Australia-4.03%

Dexus	621,108	$4,755,351
Goodman Group	1,281,444	9,623,537
GPT Group (The)	869,631	3,353,716
Mirvac Group	2,870,981	4,608,987
Scentre Group	3,925,093	11,200,634
		33,542,225

Brazil-0.52%

BR Malls Participacoes S.A.(a)	548,176	1,844,264
BR Properties S.A.	284,800	566,360
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	148,100	545,370
MRV Engenharia e Participacoes S.A.	201,700	632,692
Multiplan Empreendimentos Imobiliarios S.A.	131,000	786,271
		4,374,957

Canada-1.81%

Allied Properties REIT	121,392	4,120,558
Canadian Apartment Properties REIT	47,070	1,656,564
Chartwell Retirement Residences	203,011	2,302,620
H&R Real Estate Investment Trust	132,700	2,101,387
Killam Apartment REIT	125,660	1,557,686
RioCan REIT	177,400	3,301,924
		15,040,739

Chile-0.08%

Parque Arauco S.A.	296,306	692,644

China-5.56%

Agile Group Holdings Ltd.	458,000	625,657
CapitaLand Retail China Trust	471,100	471,191
China Aoyuan Property Group Ltd.	688,000	442,301
China Evergrande Group(a)	1,547,000	4,873,920
China Jinmao Holdings Group Ltd.	4,698,000	2,251,725
China Overseas Land & Investment Ltd.	2,407,700	8,401,100
China Resources Land Ltd.	1,387,377	5,142,374
China SCE Group Holdings Ltd.	867,000	311,495
China Vanke Co., Ltd.-Class H	959,000	3,313,233
CIFI Holdings (Group) Co. Ltd.	2,632,000	1,326,176
Country Garden Holdings Co. Ltd.	3,484,000	4,307,518
Guangzhou R&F Properties Co. Ltd.-Class H	435,600	678,732
Jiayuan International Group Ltd.	526,000	942,551
KWG Property Holding Ltd.	1,334,500	1,187,132
Logan Property Holdings Co. Ltd.	1,060,000	1,239,647
Longfor Properties Co. Ltd.	777,000	2,193,957
Shimao Property Holdings Ltd.	1,044,000	2,594,143

	Shares	Value
China-(continued)

Sino-Ocean Group Holding Ltd.	1,410,000	$633,386
SOHO China Ltd.(a)	1,145,000	427,326
Sunac China Holdings Ltd.	1,148,000	3,844,578
Times China Holdings Ltd.	749,000	698,837
Yanlord Land Group Ltd.	390,000	368,069
		46,275,048

France-2.30%

ICADE	49,185	3,897,764
Klepierre S.A.	92,199	3,027,009
Unibail-Rodamco-Westfield	70,888	12,185,513
		19,110,286

Germany-5.73%

Aroundtown S.A.	833,726	7,148,692
Deutsche Wohnen S.E.	237,987	11,407,461
Grand City Properties S.A.	321,615	7,590,949
LEG Immobilien AG	52,823	6,072,785
Vonovia S.E.	318,543	15,413,063
		47,632,950

Hong Kong-7.05%

CK Asset Holdings Ltd.	2,051,000	14,815,625
Hang Lung Properties Ltd.	1,050,000	2,125,767
K Wah International Holdings Ltd.	641,000	313,782
Kerry Properties Ltd.	323,000	1,112,205
Link REIT	1,541,500	14,678,138
Mapletree North Asia Commercial Trust-REGS(b)	883,900	728,046
New World Development Co. Ltd.	6,396,000	8,599,939
Sino Land Co. Ltd.	1,434,000	2,466,979
Sun Hung Kai Properties Ltd.	660,600	9,438,316
Swire Properties Ltd.	748,200	2,615,134
Wharf Real Estate Investment	199,000	1,200,298
Yuexiu REIT	827,000	527,445
		58,621,674

India-0.26%

Ascendas India Trust	771,000	584,474
DLF Ltd.	220,058	562,341
Oberoi Realty Ltd.	157,386	1,007,839
		2,154,654

Indonesia-0.27%

PT Bumi Serpong Damai Tbk(a)	5,971,000	566,249
PT Ciputra Development Tbk	10,558,574	778,835
PT Pakuwon Jati Tbk	11,943,600	492,692
PT Summarecon Agung Tbk	6,968,900	400,529
		2,238,305

See accompanying notes which are an integral part of this schedule.

                                 Invesco Global Real Estate Fund

	Shares	Value
Ireland-0.31%

Green REIT PLC	1,586,210	$2,574,402

Japan-9.84%

Activia Properties, Inc.	371	1,558,975
Advance Residence Investment Corp.	1,559	4,305,567
Daiwa Office Investment Corp.	464	2,871,276
Fukuoka REIT Corp.	1,182	1,755,585
GLP J-REIT	3,413	3,433,595
Hulic Co., Ltd.	205,400	1,878,212
Japan Hotel REIT Investment Corp.	5,622	3,912,593
Japan Prime Realty Investment Corp.	916	3,578,787
Japan Real Estate Investment Corp.	946	5,225,230
Japan Retail Fund Investment Corp.	1,368	2,625,175
Kenedix Office Investment Corp.	330	2,165,793
Mitsubishi Estate Co., Ltd.	615,500	9,873,810
Mitsui Fudosan Co., Ltd.	511,000	12,221,865
Mitsui Fudosan Logistics Park Inc.	480	1,384,839
Nippon Building Fund Inc.	737	4,590,221
Nippon Prologis REIT Inc.	942	1,950,969
Nomura Real Estate Master Fund, Inc.	1,631	2,180,387
ORIX JREIT Inc.	1,422	2,313,733
Sumitomo Realty & Development Co., Ltd.	228,100	8,455,665
Tokyo Tatemono Co., Ltd.	204,400	2,330,032
United Urban Investment Corp.	2,050	3,263,313
		81,875,622

Malaysia-0.40%

IOI Properties Group Bhd.	2,277,600	887,200
KLCCP Stapled Group	681,600	1,250,971
Mah Sing Group Bhd.	1,630,400	389,628
Sime Darby Property Bhd	3,366,000	801,714
		3,329,513

Malta-0.00%

BGP Holdings PLC (Malta)-(Acquired 08/06/2009; Cost $0)(a)(b)(c)	9,888,325	0

Mexico-0.38%

Fibra Uno Administracion S.A. de C.V.	1,731,300	1,743,740
Macquarie Mexico Real Estate Management S.A. de C.V.	1,160,200	1,024,892
PLA Administradora Industrial, S. de R.L. de C.V.	287,400	375,599
		3,144,231

Netherlands-0.15%

InterXion Holding N.V.(a)	20,756	1,292,476

Philippines-0.79%

Ayala Land, Inc.	3,466,300	2,759,072
Robinsons Land Corp.	1,349,500	526,464
SM Prime Holdings Inc.	4,925,300	3,260,357
		6,545,893

	Shares	Value
Singapore-2.26%

Ascendas REIT	628,500	$1,177,378
CapitaLand Commercial Trust	3,385,800	4,305,124
CapitaLand Ltd.	1,302,200	2,973,454
City Developments Ltd.	820,100	5,063,231
Mapletree Commercial Trust	1,827,900	2,214,633
Mapletree Logistics Trust	3,297,200	3,052,295
		18,786,115

South Africa-0.83%

Growthpoint Properties Ltd.	1,795,593	3,060,298
Hyprop Investments Ltd.	268,865	1,730,514
Redefine Properties	825,634	571,324
SA Corporate Real Estate Ltd.	5,403,578	1,516,725
		6,878,861

Spain-0.89%

Inmobiliaria Colonial SOCIMI, S.A.	273,375	2,746,705
Merlin Properties SOCIMI, S.A.	370,075	4,679,952
		7,426,657

Sweden-1.53%

Fabege AB	340,573	4,250,040
Hufvudstaden AB-Class A	300,059	4,537,322
Wihlborgs Fastigheter AB	342,838	3,909,691
		12,697,053

Switzerland-0.67%

Swiss Prime Site AG	68,056	5,613,147

Thailand-0.55%

AP Thailand PCL	2,497,800	516,459
Central Pattana PCL	1,179,500	2,716,750
Origin Property PCL	374,600	86,992
Supalai PCL	376,800	232,582
Supalai PCL-NVDR	560,500	345,972
WHA Corp. PCL-NVDR	5,238,300	662,602
		4,561,357

Turkey-0.04%

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	1,229,624	381,283

United Arab Emirates-0.11%

Emaar Malls PJSC	1,898,175	930,187

United Kingdom-3.68%

Assura PLC	2,725,797	1,859,659
Big Yellow Group PLC	214,605	2,388,678
Derwent London PLC	96,182	3,505,215
Grainger PLC	571,527	1,847,645
Great Portland Estates PLC	38,229	338,795
Land Securities Group PLC	509,863	5,283,305
SEGRO PLC	774,386	5,968,503
Tritax Big Box REIT PLC	2,328,497	4,017,438
UNITE Group PLC (The)	270,843	2,878,316

See accompanying notes which are an integral part of this schedule.

                                 Invesco Global Real Estate Fund

	Shares	Value
United Kingdom-(continued)

Workspace Group PLC	236,653	$2,510,447
		30,598,001

United States-48.59%

Alexandria Real Estate Equities, Inc.	63,924	7,958,538
American Assets Trust, Inc.	26,388	1,098,269
American Campus Communities, Inc.	170,421	7,469,552
American Homes 4 Rent-Class A	110,812	2,308,214
American Tower Corp. -Class A	15,260	2,510,117
AvalonBay Communities, Inc.	104,277	19,872,068
Boston Properties, Inc.	137,172	17,996,966
Corporate Office Properties Trust	111,849	2,736,945
Cousins Properties, Inc.	184,211	1,556,583
CyrusOne, Inc.	66,432	3,725,507
Digital Realty Trust, Inc.	66,588	7,660,284
Duke Realty Corp.	169,316	4,818,733
EastGroup Properties, Inc.	27,272	2,727,745
Empire State Realty Trust, Inc.-Class A	218,594	3,539,037
Equinix, Inc.	20,059	7,728,332
Equity LifeStyle Properties, Inc.	43,900	4,369,367
Equity Residential	202,225	14,408,531
Essex Property Trust, Inc.	34,551	9,069,983
Extra Space Storage, Inc.	96,772	9,288,177
Federal Realty Investment Trust	56,401	7,450,008
HCP, Inc.	139,055	4,068,749
Healthcare Realty Trust, Inc.	391,082	12,123,542
Highwoods Properties, Inc.	48,647	2,109,820
Hilton Worldwide Holdings, Inc.	91,623	6,921,201
Host Hotels & Resorts, Inc.	200,837	3,815,903
Hudson Pacific Properties, Inc.	293,503	9,057,503
Invitation Homes, Inc.	458,982	9,849,754
Kilroy Realty Corp.	116,016	8,131,561
Liberty Property Trust	134,977	6,113,108
Macerich Co. (The)	105,495	5,305,344
Mid-America Apartment Communities, Inc.	138,885	14,382,931
National Health Investors, Inc.	65,336	5,094,901
National Retail Properties, Inc.	146,036	7,310,562

	Shares	Value
United States-(continued)

Park Hotels & Resorts, Inc.	282,824	$8,716,636
Pebblebrook Hotel Trust	74,212	2,591,483
PotlatchDeltic Corp.	50,640	1,878,744
Prologis, Inc.	415,467	27,977,548
Public Storage	85,925	18,324,366
QTS Realty Trust, Inc.-Class A	39,421	1,600,098
Realty Income Corp.	155,388	9,958,817
Regency Centers Corp.	55,783	3,551,146
Retail Opportunity Investments Corp.	581,200	10,519,720
SBA Communications Corp.- Class A(a)	33,420	5,708,470
Simon Property Group, Inc.	147,216	27,336,539
STAG Industrial, Inc.	104,926	2,810,968
Sun Communities, Inc.	70,066	7,293,871
Sunstone Hotel Investors, Inc.	375,742	5,733,823
Terreno Realty Corp.	49,928	1,947,691
Ventas, Inc.	119,627	7,595,118
VICI Properties, Inc.	357,044	7,772,848
Washington REIT	265,338	7,153,512
Weingarten Realty Investors	56,272	1,624,010
Welltower, Inc.	115,719	8,369,955
Weyerhaeuser Co.	118,580	3,131,698
		404,174,896
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $699,418,247)		820,493,176

Money Market Funds-1.22%

Invesco Government & Agency Portfolio-Institutional Class, 2.12%(d)	3,548,037	3,548,037
Invesco Liquid Assets Portfolio-Institutional Class, 2.34%(d)	2,533,312	2,533,819
Invesco Treasury Portfolio-Institutional Class, 2.12%(d)	4,054,900	4,054,900
Total Money Market Funds (Cost $10,136,753)		10,136,756
TOTAL INVESTMENTS IN SECURITIES-99.85% (Cost $709,555,000)		830,629,932
OTHER ASSETS LESS LIABILITIES-0.15%		1,214,495
NET ASSETS-100.00%		$831,844,427

Investment Abbreviations:

NVDR	- Non-Voting Depositary Receipt
REGS	- Regulation S
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $728,046, which represented less than 1% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

                                 Invesco Global Real Estate Fund

B.	Securities Transactions and Investment Income – (continued)

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

                                 Invesco Global Real Estate Fund

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Investments in Securities	Level 1	Level 2	Level 3	Total
Australia	$–	$33,542,225	$–	$33,542,225
Brazil	4,374,957	–	–	4,374,957
Canada	15,040,739	–	–	15,040,739
Chile	692,644	–	–	692,644
China	25,164,612	21,110,436	–	46,275,048
France	16,083,277	3,027,009	–	19,110,286
Germany	17,480,246	30,152,704	–	47,632,950
Hong Kong	29,440,096	29,181,578	–	58,621,674
India	2,154,654	–	–	2,154,654
Indonesia	1,271,527	966,778	–	2,238,305
Ireland	–	2,574,402	–	2,574,402
Japan	74,198,784	7,676,838	–	81,875,622
Malaysia	2,527,799	801,714	–	3,329,513
Malta	–	–	0	0
Mexico	3,144,231	–	–	3,144,231
Netherlands	1,292,476	–	–	1,292,476
Philippines	3,786,821	2,759,072	–	6,545,893
Singapore	4,229,673	14,556,442	–	18,786,115
South Africa	6,878,861	–	–	6,878,861
Spain	2,746,705	4,679,952	–	7,426,657
Sweden	–	12,697,053	–	12,697,053
Switzerland	5,613,147	–	–	5,613,147
Thailand	4,561,357	–	–	4,561,357
Turkey	–	381,283	–	381,283
United Arab Emirates	930,187	–	–	930,187
United Kingdom	20,583,399	10,014,602	–	30,598,001
United States	404,174,896	–	–	404,174,896
Money Market Funds	10,136,756	–	–	10,136,756
Total Investments	$656,507,844	$174,122,088	$0	$830,629,932

                                 Invesco Global Real Estate Fund

Invesco High Yield Fund Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us	HYI-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2018

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-91.00%

Aerospace & Defense-1.91%

BBA U.S. Holdings, Inc., Sr. Unsec. Notes, 5.38%, 05/01/2026(b)	$1,436,000	$1,392,920
Bombardier, Inc. (Canada), Sr. Unsec. Notes,
6.13%, 01/15/2023(b)	3,319,000	3,161,348
7.50%, 03/15/2025(b)	4,486,000	4,278,522
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 07/15/2024	1,266,000	1,272,330
6.50%, 05/15/2025	2,936,000	2,932,330
TransDigm UK Holdings PLC, Sr. Unsec. Sub. Gtd. Notes, 6.88%, 05/15/2026(b)	3,363,000	3,329,370
Triumph Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/2025	5,404,000	4,985,190
		21,352,010

Agricultural & Farm Machinery-0.60%

Titan International, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 11/30/2023	7,181,000	6,660,378

Agricultural Products-0.28%

Kernel Holding S.A.(Ukraine), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 01/31/2022(b)	3,257,000	3,134,227

Airlines-0.35%

Air Canada(Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	3,690,000	3,911,400

Alternative Carriers-1.25%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	4,553,000	4,672,516
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	4,292,000	4,415,395
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes,
5.38%, 05/01/2025	2,032,000	1,983,740
5.25%, 03/15/2026	3,002,000	2,905,936
		13,977,587

Aluminum-0.54%

Novelis Corp., Sr. Unsec. Gtd. Notes,
6.25%, 08/15/2024(b)	5,687,000	5,644,348
5.88%, 09/30/2026(b)	447,000	417,945
		6,062,293

	Principal Amount	Value
Apparel Retail-1.13%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	$5,864,000	$5,864,000
L Brands, Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/2022	3,400,000	3,485,000
6.88%, 11/01/2035	3,039,000	2,605,000
6.75%, 07/01/2036	740,000	619,750
		12,573,750

Asset Management & Custody Banks-0.73%

Prime Security Services Borrower LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	7,673,000	8,152,563

Auto Parts & Equipment-0.67%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	2,310,000	2,206,050
Dana, Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	2,155,000	2,063,413
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	2,334,000	1,931,385
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	1,312,000	1,295,600
		7,496,448

Automobile Manufacturers-0.62%

J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(b)	7,256,000	6,947,620
Motors Liquidation Co., Sr. Unsec. Deb., 0.00%, 07/15/2033(c)	14,770,000	0
		6,947,620

Automotive Retail-1.03%

Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	1,795,000	1,689,544
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	4,817,000	4,705,607
Penske Automotive Group, Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	5,435,000	5,047,756
		11,442,907

Broadcasting-2.95%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes,
5.00%, 04/01/2024	4,010,000	3,864,638
4.75%, 08/01/2025	957,000	892,441

See accompanying notes which are an integral part of this schedule.

                                             Invesco High Yield Fund

	Principal Amount	Value
Broadcasting-(continued)

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	$5,296,000	$5,403,509
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	6,722,000	6,738,805
Gray Escrow Inc, Sr. Unsec. Notes, 7.00%, 05/15/2027(b)	2,042,000	2,077,735
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	3,897,000	3,984,682
Sr. Unsec. Notes, 5.88%, 11/15/2028(b)	2,914,000	2,899,430
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	4,118,000	3,984,165
TV Azteca, S.A.B. de C.V.(Mexico), REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 08/09/2024(b)	3,165,000	3,036,311
		32,881,716

Building Products-0.42%

Builders FirstSource, Inc., Sr. Sec. Gtd. First Lien Notes, 5.63%, 09/01/2024(b)	225,000	207,562
Standard Industries Inc., Sr. Unsec. Notes,
6.00%, 10/15/2025(b)	2,973,000	2,909,824
5.00%, 02/15/2027(b)	1,798,000	1,622,695
		4,740,081

Cable & Satellite-10.88%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	3,510,000	3,308,175
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	3,244,000	3,211,560
Altice Luxembourg S.A.Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	6,022,000	5,758,537
AMC Networks Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	5,003,000	4,546,476
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	5,503,000	5,544,272
Sr. Unsec. Notes,
5.75%, 02/15/2026(b)	11,302,000	11,330,368
CSC Holdings LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 05/15/2026(b)	3,387,000	3,293,858
Sr. Unsec. Notes,
10.13%, 01/15/2023(b)	8,000,000	8,680,800
7.75%, 07/15/2025(b)	3,100,000	3,258,875
10.88%, 10/15/2025(b)	5,809,000	6,709,395

	Principal Amount	Value
Cable & Satellite-(continued)

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
7.88%, 09/01/2019	$8,304,000	$8,542,740
5.88%, 11/15/2024	11,185,000	9,577,156
7.75%, 07/01/2026	1,202,000	1,069,029
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	7,163,000	7,510,047
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	10,288,000	9,104,880
Sr. Unsec. Gtd. Notes, 8.50%, 10/15/2024(b)	3,410,000	3,380,504
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes,
6.00%, 07/15/2024(b)	1,838,000	1,886,248
5.38%, 04/15/2025(b)	32,000	31,600
5.38%, 07/15/2026(b)	925,000	903,031
Telenet Finance Luxembourg Notes S.a r.l.(Belgium), Sr. Sec. First Lien Notes, 5.50%, 03/01/2028(b)	3,000,000	2,760,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH(Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	5,698,000	5,754,980
UPC Holding B.V.(Netherlands), Sr. Sec. First Lien Notes, 5.50%, 01/15/2028(b)	1,000,000	912,500
UPCB Finance IV Ltd.(Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(b)	2,650,000	2,548,982
Virgin Media Bristol LLC(United Kingdom), 5.50%, 08/15/2026(b)	3,502,000	3,306,063
Virgin Media Finance PLC(United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(b)	1,718,000	1,675,050
VTR Finance B.V.(Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	4,647,000	4,728,322
Ziggo B.V.(Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(b)	250,000	233,438
Ziggo Bond Finance B.V.(Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	2,000,000	1,833,760
		121,400,646

Casinos & Gaming-1.75%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 05/15/2023	823,000	856,949
6.00%, 08/15/2026	1,499,000	1,455,904
Codere Finance 2 (Luxembourg) S.A.(Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	2,114,000	1,809,829

See accompanying notes which are an integral part of this schedule.

                                             Invesco High Yield Fund

	Principal Amount	Value
Casinos & Gaming-(continued)

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	$2,670,000	$2,803,500
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/2022	2,495,000	2,688,363
Scientific Games International, Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	6,494,000	6,765,124
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	3,270,000	3,122,850
		19,502,519

Coal & Consumable Fuels-0.31%

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	3,511,000	3,458,335

Commodity Chemicals-0.71%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	3,677,000	3,309,300
Nufarm Australia Ltd./Nufarm Americas Inc.(Australia), Sr. Unsec. Gtd. Notes, 5.75%, 04/30/2026(b)	2,054,000	1,930,760
Valvoline Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	2,647,000	2,633,765
		7,873,825

Communications Equipment-0.24%

Commscope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	2,882,000	2,684,007

Construction & Engineering-0.08%

William Lyon Homes, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 09/01/2023	976,000	900,360

Construction Machinery & Heavy Trucks-0.72%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	4,371,000	4,250,798
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	4,117,000	3,794,021
		8,044,819

Consumer Finance-1.77%

Ally Financial Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/2024	3,939,000	3,999,267
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	3,153,000	3,317,240
Discover Financial Services, Class C, Jr. Unsec. Sub. Global Notes, 5.50%(d)(e)	2,801,000	2,538,406
Navient Corp., Sr. Unsec. Medium-Term Notes,
8.00%, 03/25/2020	5,166,000	5,346,810
7.25%, 01/25/2022	2,639,000	2,701,676

	Principal Amount	Value
Consumer Finance-(continued)

Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R.(Mexico), Sr. Unsec. Notes, 7.38%, 02/12/2026(b)	$2,164,000	$1,842,105
		19,745,504

Copper-1.83%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes,
7.00%, 02/15/2021(b)	2,277,000	2,240,739
7.50%, 04/01/2025(b)	9,536,000	8,618,160
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	7,829,000	6,635,077
Taseko Mines Ltd.(Canada), Sr. Sec. Gtd. First Lien Notes, 8.75%, 06/15/2022(b)	2,995,000	2,927,613
		20,421,589

Data Processing & Outsourced Services-1.25%

First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	13,441,000	13,911,435

Diversified Banks-2.40%

Barclays Bank PLC(United Kingdom), Unsec. Sub. Global Notes, 7.63%, 11/21/2022	1,212,000	1,273,358
Barclays PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 7.75%(d)(e)	2,000,000	1,866,760
REGS, Jr. Unsec. Sub. Euro Bonds, 7.88%(b)(d)(e)	1,836,000	1,832,558
Credit Agricole S.A.(France), REGS, Jr. Unsec. Sub. Euro Notes, 8.13%(b)(d)(e)	2,005,000	2,089,503
Dresdner Funding Trust I(Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	3,020,000	3,705,697
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Euro Bonds, 6.88%(d)(e)	1,889,000	1,893,722
Jr. Unsec. Sub. Global Notes, 6.50%(d)(e)	1,886,000	1,775,480
Lloyds Banking Group PLC(United Kingdom), Jr. Unsec. Sub. Global Bonds, 7.50%(d)(e)	1,809,000	1,718,152
Royal Bank of Scotland Group PLC (The) (United Kingdom), Jr. Unsec. Sub. Bonds, 7.50%(d)(e)	5,000,000	4,962,500
Jr. Unsec. Sub. Notes, 8.63%(d)(e)	1,836,000	1,895,670
Societe Generale S.A.(France), REGS, Jr. Unsec. Sub. Euro Notes, 7.38%(b)(d)(e)	2,005,000	1,979,937
Standard Chartered PLCREGS, Jr. Unsec. Sub. Euro Bonds, 7.50%(b)(d)(e)	1,836,000	1,842,885
		26,836,222

See accompanying notes which are an integral part of this schedule.

                                             Invesco High Yield Fund

	Principal Amount	Value
Diversified Capital Markets-0.17%

Credit Suisse Group AG(Switzerland), REGS, Jr. Unsec. Sub. Euro Bonds, 7.13%(b)(d)(e)	$1,824,000	$1,844,520

Diversified Chemicals-0.32%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 05/15/2025	1,735,000	1,758,856
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	2,071,000	1,838,013
		3,596,869

Diversified Metals & Mining-0.82%

Hudbay Minerals, Inc.(Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	2,871,000	2,863,823
Teck Resources Ltd.(Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	3,469,000	3,486,345
Vedanta Resources PLC(India), Sr. Unsec. Notes, 6.38%, 07/30/2022(b)	3,108,000	2,855,475
		9,205,643

Electrical Components & Equipment-0.50%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	5,688,000	5,574,240

Electronic Equipment & Instruments-0.28%

Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	3,406,000	3,178,241

Environmental & Facilities Services-1.44%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	3,097,000	3,058,287
Core & Main L.P., Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	4,652,000	4,268,210
Hulk Finance Corp.(Canada), Sr. Unsec. Notes, 7.00%, 06/01/2026(b)	8,770,000	7,871,075
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	1,010,000	931,725
		16,129,297

Fertilizers & Agricultural Chemicals-0.27%

OCI N.V.(Netherlands), Sr. Sec. Gtd. Notes, 6.63%, 04/15/2023(b)	2,973,000	3,028,744

Financial Exchanges & Data-0.18%

MSCI, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	1,967,000	1,981,753

Food Distributors-0.36%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	4,040,000	4,024,850

	Principal Amount	Value
Food Retail-0.49%

Albertsons Cos. LLC/Safeway Inc./ New Albertson’s Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	$5,651,000	$5,474,406

Gas Utilities-1.57%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/20/2026	5,430,000	5,090,625
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	4,512,000	3,869,040
Sr. Unsec. Gtd. Global Notes, 6.75%, 06/15/2023	913,000	771,485
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	8,185,000	7,796,212
		17,527,362

Health Care Equipment-0.42%

Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	4,809,000	4,712,820

Health Care Facilities-4.15%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/2023	2,000	1,977
6.50%, 03/01/2024	3,255,000	3,206,175
Community Health Systems, Inc., Sec. Gtd. Second Lien Notes, 8.13%, 06/30/2024(b)	132,000	101,310
Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	2,374,000	2,259,751
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	5,890,000	5,485,062
Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	4,788,000	4,770,045
HCA, Inc., Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	8,596,000	8,703,450
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	5,063,000	5,480,697
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/2025	3,380,000	3,409,575
5.88%, 02/15/2026	2,780,000	2,870,350
5.38%, 09/01/2026	1,437,000	1,426,223
Tenet Healthcare Corp., Sr. Unsec. Global Notes,
8.13%, 04/01/2022	574,000	596,960
6.75%, 06/15/2023	8,135,000	8,063,819
		46,375,394

See accompanying notes which are an integral part of this schedule.

                                             Invesco High Yield Fund

	Principal Amount	Value
Health Care REITs-0.54%

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/15/2027	$6,350,000	$6,048,375

Health Care Services-2.56%

DaVita, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	2,879,000	2,717,056
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, , 05/15/2022(b)(f)	5,373,000	5,379,716
Heartland Dental, LLC, Sr. Unsec. Notes, 8.50%, 05/01/2026(b)	4,915,000	4,570,950
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 01/15/2027(b)	5,881,000	5,873,649
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	1,803,000	1,800,746
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes,
8.88%, 04/15/2021(b)	3,283,000	3,348,660
6.75%, 07/01/2025(b)	1,716,000	1,598,025
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	3,975,000	3,299,250
		28,588,052

Home Improvement Retail-0.56%

Hillman Group, Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	7,221,000	6,210,060

Homebuilding-3.02%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	4,549,000	4,458,020
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes,
8.75%, 03/15/2022	5,076,000	5,168,891
6.75%, 03/15/2025	3,203,000	2,830,651
KB Home, Sr. Unsec. Gtd. Notes,
8.00%, 03/15/2020	1,805,000	1,888,481
7.50%, 09/15/2022	2,099,000	2,193,455
Lennar Corp., Sr. Unsec. Gtd. Global Notes,
8.38%, 01/15/2021	867,000	937,444
5.38%, 10/01/2022	5,385,000	5,432,119
5.25%, 06/01/2026	1,740,000	1,672,575
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/2020	2,583,000	2,667,755
SRS Distribution Inc., Sr. Unsec. Gtd. Notes, 8.25%, 07/01/2026(b)	2,127,000	2,004,697

	Principal Amount	Value
Homebuilding-(continued)

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	$4,499,000	$4,425,891
		33,679,979

Household Products-1.30%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	3,040,091	3,040,091
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	6,536,000	6,531,915
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	5,158,000	4,906,547
		14,478,553

Independent Power Producers & Energy Traders-1.06%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	2,319,000	2,347,988
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	2,859,000	2,716,050
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes,
6.25%, 05/01/2024	2,985,000	3,063,356
6.63%, 01/15/2027	1,195,000	1,221,792
Vistra Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	2,400,000	2,496,000
		11,845,186

Industrial Machinery-1.23%

Altra Industrial Motion Corp., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2026(b)	1,436,000	1,421,640
Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	4,486,000	4,452,355
EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 10/15/2026(b)	2,356,000	2,314,770
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	4,669,000	4,514,923
Mueller Water Products Inc., Sr. Unsec. Notes, 5.50%, 06/15/2026(b)	1,023,000	1,015,327
		13,719,015

Integrated Oil & Gas-0.40%

Petrobras Global Finance B.V.(Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	4,851,000	4,453,218

Integrated Telecommunication Services-1.33%

Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	3,388,000	2,987,792
Sr. Unsec. Notes, 8.00%, 10/15/2025(b)	666,000	592,740

See accompanying notes which are an integral part of this schedule.

                                             Invesco High Yield Fund

	Principal Amount	Value
Integrated Telecommunication Services-(continued)

Frontier Communications Corp., Sr. Unsec. Global Notes,
10.50%, 09/15/2022	$6,858,000	$5,520,690
11.00%, 09/15/2025	4,028,000	2,859,880
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes,
6.38%, 11/15/2033	731,000	654,245
7.20%, 07/18/2036	2,307,000	2,205,492
		14,820,839

Internet Services & Infrastructure-0.30%

Rackspace Hosting, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/2024(b)	3,968,000	3,372,800

Leisure Products-0.19%

Mattel, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(b)	2,291,000	2,164,995

Managed Health Care-0.87%

Centene Corp., Sr. Unsec. Notes, 5.38%, 06/01/2026(b)	2,317,000	2,337,274
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	2,628,000	2,493,315
WellCare Health Plans, Inc., Sr. Unsec. Notes,
5.25%, 04/01/2025	2,841,000	2,826,795
5.38%, 08/15/2026(b)	2,017,000	2,007,278
		9,664,662

Metal & Glass Containers-0.62%

Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. (Ireland), Sr. Unsec. Gtd. Notes,
7.25%, 05/15/2024(b)	2,565,000	2,600,269
6.00%, 02/15/2025(b)	1,244,000	1,161,585
Flex Acquisition Co., Inc., Sr. Unsec. Notes, 7.88%, 07/15/2026(b)	3,335,000	3,151,575
		6,913,429

Oil & Gas Drilling-1.63%

Diamond Offshore Drilling, Inc., Sr. Unsec. Global Notes, 4.88%, 11/01/2043	1,582,000	949,200
Ensco PLC, Sr. Unsec. Global Notes,
4.50%, 10/01/2024	205,000	151,572
7.75%, 02/01/2026	5,160,000	4,276,350
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	6,223,000	5,468,461
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes,
7.75%, 12/15/2023	712,000	708,440
5.25%, 11/15/2024	3,608,000	3,220,862

	Principal Amount	Value
Oil & Gas Drilling-(continued)

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	$4,178,000	$3,384,180
		18,159,065

Oil & Gas Equipment & Services-0.73%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	3,736,000	3,661,280
SESI LLC, Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	4,685,000	4,439,038
		8,100,318

Oil & Gas Exploration & Production-6.58%

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(b)	2,449,000	2,602,062
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	3,868,000	2,959,020
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	5,881,000	5,704,570
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	3,015,000	2,322,455
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	3,430,000	3,001,250
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes,
6.63%, 05/01/2023	1,188,000	1,161,270
6.00%, 10/15/2024	3,518,000	3,236,560
Jagged Peak Energy LLC, Sr. Unsec. Gtd. Notes, 5.88%, 05/01/2026(b)	4,982,000	4,745,355
Oasis Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	5,649,000	5,585,449
Parsley Energy, LLC/Parsley Finance Corp., Sr. Unsc. Gtd. Notes, 5.63%, 10/15/2027(b)	2,041,000	1,949,155
Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	3,850,000	3,850,000
QEP Resources, Inc., Sr. Unsec. Global Notes,
5.25%, 05/01/2023	1,615,000	1,546,363
5.63%, 03/01/2026	1,606,000	1,473,505
Range Resources Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 07/01/2022	3,337,000	3,307,801
4.88%, 05/15/2025	4,451,000	4,061,537
SM Energy Co., Sr. Unsec. Global Notes,
6.13%, 11/15/2022	2,543,000	2,517,570
6.63%, 01/15/2027	626,000	600,960

See accompanying notes which are an integral part of this schedule.

                                             Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)

Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes,
7.50%, 04/01/2026	$3,560,000	$3,604,500
7.75%, 10/01/2027	1,800,000	1,829,160
Tullow Oil PLC(Ghana), Sr. Unsec. Notes, 7.00%, 03/01/2025(b)	2,488,000	2,279,630
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	3,439,000	3,396,356
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	6,291,000	6,165,180
WPX Energy, Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	5,752,000	5,493,160
		73,392,868

Oil & Gas Refining & Marketing-0.51%

Parkland Fuel Corp.(Canada), Sr. Unsec. Notes, 6.00%, 04/01/2026(b)	2,925,000	2,844,563
Sunoco L.P. /Sunoco Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 01/15/2023(b)	2,968,000	2,901,220
		5,745,783

Oil & Gas Storage & Transportation-1.11%

Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(d)(e)	3,351,000	3,024,277
SemGroup Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/15/2025	2,370,000	2,239,650
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	3,016,000	2,925,520
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2026(b)	1,888,000	1,888,000
Williams Cos., Inc. (The), Sr. Unsec. Notes, 7.88%, 09/01/2021	2,127,000	2,322,224
		12,399,671

Other Diversified Financial Services-1.53%

Intertrust Group B.V.(Netherlands), Sr. Unsec. Bonds, 3.38%, 11/15/2025(b)	1,450,000	1,630,301
Lincoln Finance Ltd.(Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	3,177,000	3,260,396
Lions Gate Capital Holdings LLC, Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	3,774,000	3,821,175
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	3,753,000	3,565,350
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec. Notes, 6.75%, 06/01/2025(b)	3,651,000	3,459,322

	Principal Amount	Value
Other Diversified Financial Services-(continued)

VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	$1,316,000	$1,335,477
		17,072,021

Packaged Foods & Meats-0.99%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	2,941,000	2,790,568
JBS Investments GmbH, Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	5,290,000	5,328,881
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	2,964,000	2,941,770
		11,061,219

Paper Packaging-0.34%

Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	4,223,000	3,821,815

Paper Products-0.64%

Mercer International Inc. (Canada), Sr. Unsec. Global Notes,
7.75%, 12/01/2022	414,000	429,525
6.50%, 02/01/2024	2,298,000	2,298,000
5.50%, 01/15/2026	1,263,000	1,155,645
Schweitzer-Mauduit International, Inc., Sr. Unsec. Notes, 6.88%, 10/01/2026(b)	3,348,000	3,297,780
		7,180,950

Pharmaceuticals-1.98%

Bausch Health Cos. Inc., Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	2,692,000	2,654,985
Sr. Unsec. Gtd. Notes, 5.88%, 05/15/2023(b)	2,027,000	1,976,325
6.13%, 04/15/2025(b)	3,145,000	2,960,074
9.00%, 12/15/2025(b)	3,441,000	3,643,159
9.25%, 04/01/2026(b)	2,613,000	2,788,567
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	2,215,000	1,849,835
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 08/15/2026(b)	2,764,000	2,788,185
Teva Pharmaceutical Finance IV, B.V.(Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	3,600,000	3,440,705
		22,101,835

Publishing-0.69%

Meredith Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2026(b)	7,519,000	7,706,975

See accompanying notes which are an integral part of this schedule.

                                             Invesco High Yield Fund

	Principal Amount	Value

Railroads-0.65%

Kenan Advantage Group, Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	$7,446,000	$7,259,850

Regional Banks-0.07%

CIT Group Inc., Unsec. Sub. Global Notes, 6.13%, 03/09/2028	736,000	758,080

Restaurants-1.54%

1011778 BC ULC/ New Red Finance, Inc.(Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	11,804,000	11,154,780

IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(b)	4,654,000	4,304,950

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	1,846,000	1,734,852

		17,194,582

Security & Alarm Services-0.22%

Brink’s Co. (The), Sr. Unsec. Gtd. Notes, 4.63%, 10/15/2027(b)	2,683,000	2,475,068

Semiconductors-0.32%

NXP B.V./NXP Funding LLC(Netherlands), Sr. Unsec. Gtd. Notes, 4.63%, 06/01/2023(b)	3,593,000	3,532,350

Specialized Consumer Services-0.78%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	8,454,000	8,749,890

Specialized Finance-0.28%

AerCap Global Aviation Trust(Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)(e)	3,288,000	3,156,480

Specialized REITs-1.37%

Equinix, Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	5,060,000	5,148,550

Iron Mountain Inc., Sr. Unsec. Sub. Gtd. Global Notes, 5.75%, 08/15/2024	4,067,000	3,899,236

Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	479,000	444,871

Rayonier Am Products, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	6,288,000	5,784,960

		15,277,617

Specialty Chemicals-0.43%

GCP Applied Technologies, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/15/2026(b)	1,126,000	1,079,553

	Principal Amount	Value

Specialty Chemicals-(continued)

Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	$3,778,000	$3,702,440

		4,781,993

Steel-1.02%

Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2025	5,132,000	4,721,440

United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	6,945,000	6,615,112

		11,336,552

Technology Hardware, Storage & Peripherals-0.89%

Dell International LLC/EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	9,441,000	9,903,036

Textiles-0.43%

Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC(China), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/01/2025(b)	5,094,000	4,832,933

Trading Companies & Distributors-1.82%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	5,316,000	5,003,685

H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	5,790,000	5,420,888

Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	4,120,000	4,374,698

United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes,

5.50%, 07/15/2025	714,000	697,935

6.50%, 12/15/2026	1,487,000	1,496,294

Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2026	3,449,000	3,362,775

		20,356,275

Trucking-0.14%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	1,696,000	1,517,920

Wireless Telecommunication Services-4.94%

Altice France S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.25%, 05/15/2024(b)	3,953,000	3,834,410

Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	4,808,000	4,633,710

Digicel Group Ltd.(Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(b)	3,300,000	2,211,000

Oztel Holdings SPC Ltd.(Oman), Sr. Sec. Gtd. Notes, 5.63%, 10/24/2023(b)	3,188,000	3,113,815

See accompanying notes which are an integral part of this schedule.

                                             Invesco High Yield Fund

		Principal Amount	Value
Wireless Telecommunication Services-(continued)

Sprint Capital Corp., Unsec. Gtd. Global Notes, 8.75%, 03/15/2032		$1,744,000	$1,898,780

Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021		3,000,000	3,481,500

Sprint Corp., Sr. Unsec. Gtd. Global Notes,

7.25%, 09/15/2021		6,581,000	6,877,145

7.88%, 09/15/2023		13,569,000	14,281,372

7.63%, 02/15/2025		2,028,000	2,091,375

T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026		7,409,000	7,705,360
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025		4,811,000	4,961,344
			55,089,811
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,055,005,296)			1,015,690,500

		Shares

Exchange-Traded Fund-3.30%

SPDR® Bloomberg Barclays Short Term High Yield Bond ETF		697,500	18,699,975

iShares® 0-5 Year High Yield Corporate Bond ETF		395,000	18,118,650

Total Exchange-Traded Funds (Cost $38,435,420)			36,818,625

		Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes-1.28%(g)

Brewers-0.14%

Sunshine Mid B.V., Sr. Sec. Gtd. First Lien Bonds, 6.50%, 05/15/2026(b)	EUR	1,500,000	1,591,931

Cable & Satellite-0.13%

Tele Columbus AG, Sr. Sec. Notes, 3.88%, 05/02/2025(b)	EUR	1,350,000	1,408,972

Diversified Banks-0.56%

ABN AMRO Bank N.V., Jr. Unsec. Sub. Euro Bonds, 4.75%(d)(e)	EUR	1,700,000	1,738,896
Caixabank, S.A., REGS, Jr. Unsec. Sub. Euro Bonds, 6.75%(b)(d)(e)	EUR	1,800,000	2,119,261
Erste Group Bank AG, REGS, Jr. Unsec. Sub. Euro Bonds, 6.50%(b)(d)(e)	EUR	2,000,000	2,354,225
			6,212,382

Diversified Chemicals-0.15%

Chemours Co. (The), Sr. Unsec. Gtd. Euro Bonds, 4.00%, 05/15/2026	EUR	1,557,000	1,665,733

Food Retail-0.23%

Iceland Bondco PLC, Sr. Sec. Gtd. First Lien Notes, 4.63%, 03/15/2025(b)	GBP	2,350,000	2,620,968

		Principal Amount	Value
Paper Packaging-0.05%

M&G Finance Luxembourg S.A., (Luxembourg), Jr. Unsec. Gtd. Sub. Variable Rate Euro Notes,, 5.31%, (3 mo. EURIBOR +5.63%)(d)(e)(h)	EUR	4,100,000	$556,993

Textiles-0.02%

Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, Sr. Sec. Gtd. First Lien Bonds, 5.38%, 05/01/2023(b)	EUR	200,000	211,171

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $16,494,654)			14,268,150

U.S. Treasury Securities-0.86%
U.S. Treasury Bills-0.86%

2.18% - 2.19%, 01/24/2019 (Cost $9,594,152)(i)		$9,625,000	9,594,151

		Shares

Preferred Stocks-0.58%

Diversified Banks-0.50%

Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.		4,440	5,611,050

Regional Banks-0.08%

CIT Group Inc., Series A, Jr. Unsec. Sub. Variable Rate Deb.(e)		935,000	901,733

Total Preferred Stocks (Cost $6,651,555)			6,512,783

Common Stocks & Other Equity Interests-0.00%

Broadcasting-0.00%

Adelphia Recovery Trust - Series ACC1(j)		4,846,549	1,939

Adelphia Recovery Trust - Series Arahova(j)		2,211,702	22

			1,961

Diversified Support Services-0.00%

ACC Claims Holdings, LLC(c)(k)		4,130,550	24,783

Integrated Telecommunication Services-0.00%

Ventelo, Inc. (United Kingdom),(Acquired 06/28/2002; Cost $0)(c)(k)		73,021	0

Leisure Products-0.00%

HF Holdings, Inc.,(Acquired 09/29/2009; Cost $6,855,236)(c)(k)		36,820	0

Total Common Stocks & Other Equity Interests (Cost $9,361,768)			26,744

Money Market Funds-1.16%

Invesco Government & Agency Portfolio-Institutional Class, 2.12%(l)		4,500,023	4,500,023

Invesco Liquid Assets Portfolio- Institutional Class, 2.34%(l)		3,377,019	3,377,694

Invesco Treasury Portfolio-Institutional Class, 2.12%(l)		5,142,883	5,142,884

Total Money Market Funds (Cost $13,020,634)			13,020,601

See accompanying notes which are an integral part of this schedule.

                                             Invesco High Yield Fund

	Shares	Value
Options Purchased-0.04%(m)
(Cost $330,820)		$411,654
TOTAL INVESTMENTS IN SECURITIES-98.22%
(Cost $1,148,894,299)		1,096,343,208
OTHER ASSETS LESS LIABILITIES-1.78%		19,812,869
NET ASSETS-100.00%		$1,116,156,077

Investment Abbreviations:

Conv.	- Convertible
Deb.	- Debentures
ETF	- Exchange-Traded Fund
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
Gtd.	- Guaranteed
Jr.	- Junior
Pfd.	- Preferred
PIK	- Pay-in-Kind
REGS	- Regulation S
REIT	- Real Estate Investment Trust
Sec.	- Secured
SPDR®	- Standard & Poor’s Depositary Receipt
Sr.	- Senior
Sub.	- Subordinated
Unsec.	- Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $518,621,240, which represented 46.46% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2018 represented less than 1% of the Fund’s Net Assets.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Acquired as part of the Adelphia Communications bankruptcy reorganization.
(k)	Non-income producing security.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.
(m)	The table below details options purchased: See Note 1H and Note 1I:

Open Over-The-Counter Credit Default Swaptions Purchased – Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Payment Frequency	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Notional Value	Value
5 Year Credit Default Swap	Call	Morgan Stanley & Co.	98.50%	Quarterly	Markit CDX North America High Yield Index, Series 31, Version 1	5.00%	Quarterly	02/20/2019	3.93%	$55,600,000	$411,654
Total Options Purchased (Cost $330,820)											$411,654

See accompanying notes which are an integral part of this schedule.

                                             Invesco High Yield Fund

Open Over-The-Counter Credit Default Swaptions Written - Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Payment Frequency	Reference Entity	(Pay)/ Receive Floating Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notitional Value	Value	Unrealized Appreciation (Depreciation)
5 Year Credit Default Swap	Put	Morgan Stanley & Co.	104.00%	Quarterly	Markit CDX North America High Yield Index, Series 31, Version 1	(5.00)%	Quarterly	02/20/2019	3.93%	$(303,020)	$(55,600,000)	$(179,034)	$123,986

Total Options Written (Cost $303,020)													$123,986

Open Forward Foreign Currency Contracts
				Unrealized
Settlement		Contract to		Appreciation
Date	Counterparty	Deliver	Receive	(Depreciation)
02/28/2019	Canadian Imperial Bank of Commerce	GBP 971,044	USD 1,244,363	$ 1,276
02/28/2019	Goldman Sachs & Co.	EUR 11,931,256	USD 13,634,980	21,457
Total Forward Foreign Currency Contracts – Currency Risk				$22,733

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index, Series 30, Version 1	Buy	(1.00)%	Quarterly	12/20/2023	2.07%	USD 22,000,000	$1,147,490	$1,045,157	$(102,333)
Markit CDX North America High Yield Index, Series 31, Version 1	Sell	5.00%	Quarterly	12/20/2023	3.91%	USD 69,000,000	3,352,134	3,057,737	(294,397)
Total Open Centrally Cleared Credit Default Swap Agreements - Credit Risk							$4,499,624	$4,102,894	$(396,730)

(a)

Implied credit spreads represent the current level, as of November 30, 2018, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

EUR –Euro
GBP –British Pound Sterling
USD –U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                                             Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective

                                             Invesco High Yield Fund

B.	Securities Transactions and Investment Income – (continued)

securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

                                             Invesco High Yield Fund

F.	Swap Agreements – (continued)

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2018 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

G.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

                                             Invesco High Yield Fund

G.	Call Options Purchased and Written – (continued)

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.

Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

                                             Invesco High Yield Fund

The following is a summary of the tiered valuation input levels, as of November 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,015,690,500	$0	$1,015,690,500
Exchange Traded Fund	36,818,625	-	-	36,818,625
Non-U.S. Dollar Denominated Bonds & Notes	-	14,268,150	-	14,268,150
U.S. Treasury Securities	-	9,594,151	-	9,594,151
Preferred Stocks	5,611,050	901,733	-	6,512,783
Common Stocks & Other Equity Interests	1,961	-	24,783	26,744
Money Market Funds	13,020,601	-	-	13,020,601
Options Purchased	-	411,654	-	411,654
Total Investments in Securities	55,452,237	1,040,866,188	24,783	1,096,343,208

Other Investments - Assets*
Forward Foreign Currency Contracts	-	22,733	-	22,733

Other Investments - Liabilities*
Options Written	-	(179,034)	-	(179,034)
Swap Agreements	-	(396,730)	-	(396,730)
	-	(575,764)	-	(575,764)
Total Other Investments	-	(553,031)	-	(553,031)
Total Investments	$55,452,237	$1,040,313,157	$24,783	$1,095,790,177

*	Forward Foreign Currency Contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value

                                             Invesco High Yield Fund

Invesco Government Money Market Fund Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us	GMKT-QTR-1	01/19	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–14.59%

Federal Farm Credit Bank (FFCB)–2.15%

Unsec. Bonds (1 mo. USD LIBOR + 0.18%) (a)	2.49%	02/25/2019	$3,010	$3,011,812
Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (a)	2.25%	12/04/2019	7,500	7,499,803
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	2.24%	12/16/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	2.21%	09/25/2019	5,000	4,999,779
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%) (a)	2.22%	08/28/2019	10,000	9,999,270
				30,510,664

Federal Home Loan Bank (FHLB)–10.35%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (a)	2.26%	10/11/2019	3,000	3,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (a)	2.26%	10/11/2019	7,000	7,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	2.23%	02/04/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	2.24%	02/11/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	2.22%	03/01/2019	8,000	5,000,071
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	2.24%	03/06/2019	9,000	9,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	2.22%	03/20/2019	3,000	3,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	2.23%	08/22/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	2.23%	01/25/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	2.21%	05/17/2019	20,000	20,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	2.23%	06/06/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	2.23%	06/14/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	2.23%	07/08/2019	7,000	7,000,195
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	2.22%	08/14/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	2.21%	12/20/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	2.21%	12/20/2019	5,000	6,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	2.23%	12/27/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	2.20%	04/22/2019	7,000	7,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%) (a)	2.20%	12/14/2018	20,000	20,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%) (a)	2.18%	12/21/2018	10,000	10,000,000
				147,000,266

Federal Home Loan Mortgage Corp. (FHLMC)–0.35%

Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%) (a)	2.22%	08/08/2019	5,000	5,000,000

Overseas Private Investment Corp. (OPIC)–1.74%

Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.35%	06/15/2025	5,000	5,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.35%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate) (c)	2.36%	02/15/2028	9,799	9,798,900
				24,798,900
Total U.S. Government Sponsored Agency Securities (Cost $207,309,830)				207,309,830

U.S. Treasury Securities–47.98%

U.S. Treasury Bills–37.85%(b)

U.S. Treasury Bills	2.10%	12/06/2018	20,000	19,994,180
U.S. Treasury Bills	2.17%-2.18%	01/03/2019	60,000	59,880,444
U.S. Treasury Bills	2.29%	01/08/2019	25,000	24,939,701
U.S. Treasury Bills	2.10%-2.22%	01/10/2019	105,000	104,741,667
U.S. Treasury Bills	2.30%	01/15/2019	20,000	19,942,500
U.S. Treasury Bills	2.27%	01/17/2019	25,000	24,925,910
U.S. Treasury Bills	2.32%	01/22/2019	25,000	24,916,403
U.S. Treasury Bills	2.30%	01/24/2019	20,000	19,931,000

See accompanying notes which are an integral part of this schedule.

                                 Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Bills–(continued)

U.S. Treasury Bills	2.31%	01/31/2019	$20,000	$19,921,886
U.S. Treasury Bills	2.32%	02/07/2019	25,000	24,890,444
U.S. Treasury Bills	2.34%	02/14/2019	35,000	34,829,375
U.S. Treasury Bills	2.24%	03/07/2019	10,000	9,940,267
U.S. Treasury Bills	2.27%	03/14/2019	15,000	14,902,794
U.S. Treasury Bills	2.29%	03/21/2019	20,000	19,860,055
U.S. Treasury Bills	2.33%	03/28/2019	80,000	79,393,550
U.S. Treasury Bills	2.34%	04/04/2019	35,000	34,718,503
				537,728,679

U.S. Treasury Notes–10.13%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%) (a)	2.42%	04/30/2020	22,000	22,000,503
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%) (a)	2.43%	07/31/2020	34,000	33,998,103
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%) (a)	2.43%	10/31/2020	55,000	54,997,425
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%) (a)	2.43%	10/31/2019	7,000	7,000,822
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%) (a)	2.45%	04/30/2019	9,000	9,000,740
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate) (a)	2.38%	01/31/2020	17,000	16,992,472
				143,990,065
Total U.S. Treasury Securities (Cost $681,718,744)		681,718,744
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–62.57% (Cost $889,028,574)				889,028,574

			Repurchase Amount

Repurchase Agreements–37.62%(d)

BNP Paribas Securities Corp., joint agreement dated 11/30/2018, aggregate maturing value of $500,095,833 (collateralized by U.S. Treasury obligations valued at $510,316,514; 0.75%; 08/15/2019)	2.30%	12/03/2018	65,012,458	65,000,000
DNB Bank ASA, agreement dated 11/30/2018, maturing value of $50,009,458 (collateralized by U.S. Treasury obligations valued at $51,000,003; 1.13% - 2.75%; 01/31/2020 - 08/31/2025)	2.27%	12/03/2018	50,009,458	50,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 11/30/2018, maturing value of $65,012,296 (collateralized by a U.S. Treasury obligation valued at $66,550,000; 2.27%; 11/30/2025)	2.27%	12/03/2018	65,012,296	65,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 11/30/2018, maturing value of $70,013,300 (collateralized by U.S. Treasury obligations valued at $71,400,018; 1.25% - 2.13%; 10/31/2021 - 11/30/2024)	2.28%	12/03/2018	70,013,300	70,000,000
ING Financial Markets, LLC, a term agreement dated 10/01/2018, maturing value of $25,101,111 (collateralized by domestic agency mortgage-backed securities valued at $25,500,000; 2.50% - 5.00%; 09/01/2027 – 04/01/2052) (e)	2.24%	12/05/2018	25,101,111	25,000,000
Lloyds Bank PLC, joint term agreement dated 09/26/2018, aggregate maturing value of $775,012,730 (collateralized by U.S. Treasury obligations valued at $842,707,216; 1.50% - 2.38%; 05/31/2020 - 08/15/2024) (e)	2.23%	12/03/2018	27,105,368	27,000,000
Metropolitan Life Insurance Co., joint term agreement dated 11/28/2018, aggregate maturing value of $700,271,706 (collateralized by U.S. Treasury obligations valued at $714,852,489; 0% - 4.75%; 12/20/2018 – 08/15/2047) (e)	2.24%	12/04/2018	25,011,347	25,002,013
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 11/28/2018, aggregate maturing value of $2,305,360,347 (collateralized by U.S. Treasury obligations valued at $2,355,593,979; 1.63% - 2.25%; 08/31/2022 - 11/30/2024) (e)	2.24%	12/04/2018	42,540,876	42,525,000
Nomura Securities International, Inc., joint agreement dated 11/30/2018, aggregate maturing value of $350,067,083 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $357,000,000; 0% - 9.00%; 03/27/2019 - 12/20/2062)	2.30%	12/03/2018	65,012,458	65,000,000

See accompanying notes which are an integral part of this schedule.

                                 Invesco Government Money Market Fund

Interest Rate		Maturity Date	Principal Amount (000)	Value
RBC Capital Markets LLC, joint term agreement dated 11/30/2018, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,170,471; 0% - 6.50%; 12/25/2018 - 03/25/2058) (e)	2.22%	01/30/2019	$85,000,000	$85,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations, domestics agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,027; 0% - 7.25%; 12/26/2018 - 07/20/2067) (f)	2.22%	–	–	15,000,000
Total Repurchase Agreements (Cost $534,527,013)		534,527,013
TOTAL INVESTMENTS IN SECURITIES(g)–100.19% (Cost $1,423,555,587)				1,423,555,587
OTHER ASSETS LESS LIABILITIES–(0.19)%				(2,774,292)
NET ASSETS–—100.00%				$1,420,781,295

Investment Abbreviations:

COP	—Certificates of Participation
Gtd.	—Guaranteed
LIBOR	—London Interbank Offered Rate
Sr.	—Senior
Unsec.	—Unsecured
USD	—U.S. Dollar
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2018.

(d)	Principal amount equals value at period end. See Note 1D.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Government Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1 – Significant Accounting Policies

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                                 Invesco Government Money Market Fund

E.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

NOTE 2 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 Invesco Government Money Market Fund

Invesco Income Fund Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us	GOV-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Principal Amount	Value
Asset-Backed Securities-59.91%

Adagio V CLO DAC, Series V-X, Class E, 3.20% (3 mo. EURIBOR + 3.20%), 10/15/2031(a)(b)	$4,000,000	$4,514,030

Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A, 4.83%, 11/20/2022(a)	5,000,000	5,048,001
Series 2012-1A, Class A, 4.95%, 03/20/2025(a)	3,000,000	3,033,819

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO Variable Rate Pass Through Ctfs., 1.00%, 09/15/2048(c)	18,854,854	852,349

Bank, Series 2018-BN14, Class E, Variable Rate Pass Through Ctfs., 3.00%, 09/15/2060(a)(c)	5,750,000	4,400,386

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, Variable Rate Pass Through Ctfs., 3.77%, 01/25/2035(c)	629,407	638,590

Benchmark Mortgage Trust, Series 2018-B6, Class E, Variable Rate Pass Through Ctfs., 3.27%, 10/10/2051(a)(c)	8,000,000	6,071,926

CAL Funding III Ltd., Series 2018-1A, Class B, 4.80%, 02/25/2043(a)	1,850,000	1,828,553
Series 2018-2A, Class B, 5.22%, 09/25/2043(a)	3,933,333	3,941,367

Castlelake Aircraft Securitization Trust, Series 2018-1, 5.30%, 06/15/2043(a)	970,200	967,265

Cerberus Loan Funding XXV LP, Variable Rate, 6.58%, 10/15/2030(a)(c)	2,100,000	2,100,000

Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.69%, 04/25/2045(a)(c)	2,633,205	2,578,573
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.65%, 12/25/2045(a)(c)	3,331,347	3,240,160

Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, Variable Rate Pass Through Ctfs., 4.57%, 07/10/2026(a)(c)	4,885,000	4,737,989
Series 2014-GC25, Class C, Variable Rate Pass Through Ctfs., 4.68%, 10/10/2047(c)	4,000,000	3,990,762
Series 2015-GC29, Class D, Pass Through Ctfs., 3.11%, 04/10/2048(a)	5,000,000	4,287,955

	Principal Amount	Value

Commercial Mortgage Trust, Series 2014-CR16, Class C, Variable Rate Pass Through Ctfs., 5.06%, 04/10/2047(c)	$10,000,000	$10,117,946
Series 2014-CR19, Class C, Variable Rate Pass Through Ctfs., 4.87%, 02/10/2027(c)	4,578,800	4,603,328
Series 2014-UBS4, Class C, Variable Rate Pass Through Ctfs., 4.78%, 07/10/2028(c)	5,000,000	4,927,833
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.53%, 08/10/2048(c)	6,800,000	6,879,468
Series 2015-CR26, Class C, Variable Rate Pass Through Ctfs., 4.64%, 10/10/2048(c)	4,000,000	3,950,129

CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class D, Variable Rate Pass Through Ctfs., 4.30%, 09/15/2050(a)(c)	6,304,000	5,556,540
Series 2018-C14, Class E, Variable Rate Pass Through Ctfs., 4.89%, 11/15/2051(a)(c)	4,548,000	3,776,791

Deephaven Residential Mortgage Trust, Series 2018-3A, Class B1, Variable Rate Pass Through Ctfs., 5.01%, 08/25/2058(a)(c)	3,251,000	3,246,832

Flagstar Mortgage Trust 2018-5, Series 2018-5, Class B1, Variable Rate Pass Through Ctfs., 4.57%, 09/25/2048(a)(c)	1,694,796	1,752,319
Series 2018-5, Class B2, Variable Rate Pass Through Ctfs., 4.57%, 09/25/2048(a)(c)	2,030,764	2,061,613

Flagstar Mortgage Trust 2018-6RR, Series 2018-6RR, Class B2, Variable Rate Pass Through Ctfs., 5.07%, 10/25/2048(a)(c)	2,995,641	3,080,690
Series 2018-6RR, Class B3, Variable Rate Pass Through Ctfs., 5.07%, 10/25/2048(a)(c)	2,995,641	3,005,376

Galton Funding Mortgage Trust, Series 2018-2, Series A41, Variable Rate Pass Through Ctfs., 4.50%, 10/25/2058(a)(c)	4,828,998	4,875,629

GPT Mortgage Trust, Series 2018-GPP, Class D, Floating Rate Pass Through Ctfs., 4.16% (1 mo. USD LIBOR + 1.85%), 06/15/2035(a)(b)	5,000,000	4,990,552

GS Mortgage Securities Corp II, Series 2017-SLP, Class E, Variable Rate Pass Through Ctfs., 4.74%, 10/10/2032(a)(c)	5,050,000	4,919,174

GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, Variable Rate Pass Through Ctfs., 6.23% (1 mo. USD LIBOR + 3.92%), 02/15/2027(a)(b)	3,000,000	3,011,208

See accompanying notes which are an integral part of this schedule.

                                             Invesco Income Fund

	Principal Amount	Value

Hertz Vehicle Financing II L.P., Series 2016-4A, Class C, Pass Through Ctfs., 5.06%, 07/25/2022(a)	$6,000,000	$6,044,644
Series 2017-2A, Class C, Pass Through Ctfs., 5.31%, 10/25/2023(a)	5,000,000	5,059,384

Home Partners of America Trust, Series 2017-1, Class E, Variable Rate Pass Through Ctfs., 4.95% (1 mo. USD LIBOR + 2.65%), 07/17/2034(a)(b)	5,000,000	5,040,619

Homeward Opportunities Fund I Trust, Series 2018-1, Class M1, Variable Rate Pass Through Ctfs., 4.55%, 06/25/2048(a)(c)	4,000,000	3,960,000

Invitation Homes Trust, Series 2017-SFR2, Class E, Floating Rate Pass Through Ctfs., 4.55% (1 mo. USD LIBOR + 2.25%), 12/17/2036(a)(b)	4,375,000	4,415,742
Series 2018-SFR1, Series E, Floating Rate Pass Through Ctfs., 4.30% (1 mo. USD LIBOR + 2.00%), 03/17/2037(a)(b)	6,057,000	6,078,749
Series 2018-SFR2, Class E, Floating Rate Pass Through Ctfs., 4.31% (1 mo. USD LIBOR + 2.00%), 06/17/2037(a)(b)	5,000,000	5,023,535
Series 2018-SFR4, Series E, Floating Rate Pass Through Ctfs., 4.20% (1 mo. USD LIBOR + 1.95%), 01/17/2038(a)(b)	4,000,000	4,010,708
Series 2018-SFR4, Series F, Floating Rate Pass Through Ctfs., 4.45% (1 mo. USD LIBOR + 2.20%), 01/17/2038(a)(b)	4,000,000	4,010,703

Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, Pass Through Ctfs., 4.85%, 07/30/2047(a)	1,481,250	1,470,739

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class E, Floating Rate Pass Through Ctfs., 4.72% (1 mo. USD LIBOR + 2.41%), 09/15/2027(a)(b)	2,000,000	2,007,930
Series 2018-PHH, Class F, Floating Rate Pass Through Ctfs., 5.32% (1 mo. USD LIBOR + 3.01%), 09/15/2027(a)(b)	2,000,000	1,995,013

Series 2018-WPT, Class DFL, Floating Rate Pass Through Ctfs., 4.86% (1 mo. USD LIBOR + 2.25%), 07/05/2033(a)(b)	3,000,000	3,001,391

JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class D, Variable Rate Pass Through Ctfs., 4.07%, 12/15/2028(a)(c)	4,000,000	3,534,389

LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(a)	46,013	45,919

	Principal Amount	Value

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class D, Pass Through Ctfs., 3.26%, 06/15/2029(a)	$5,000,000	$4,270,497

New Residential Mortgage Loan Trust, Series 2018-NQM1, Class B1, Variable Rate Pass Through Ctfs., 5.28%, 11/25/2048(a)(c)	4,184,000	4,215,574
Series 2018-NQM1, Class M1, Variable Rate Pass Through Ctfs., 4.62%, 11/25/2048(a)(c)	4,000,000	4,091,118

Progress Residential Trust, Series 2018-SFR1, Class F, Pass Through Ctfs., 4.78%, 03/17/2035(a)	525,000	521,532
Series 2018-SFR2, Class E, Pass Through Ctfs., 4.66%, 08/17/2035(a)	3,000,000	2,994,601
Series 2018-SFR3, Class D, Pass Through Ctfs., 4.43%, 10/17/2035(a)	7,000,000	6,998,993

Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, Variable Rate Pass Through Ctfs., 4.75%, 06/25/2057(a)(c)	3,000,000	2,895,938

SPS Servicer Advance Receivables Trust, Series 2018-T1, Class DT1, Pass Through Ctfs., 4.50%, 10/17/2050(a)	2,100,000	2,103,186

Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A3, Pass Through Ctfs., 4.52%, 10/25/2048(a)	9,554,000	9,553,886

Strata CLO, Ltd., Series 2018-1A, Class D, Floating Rate Pass Through Ctfs., 6.99% (3 mo. USD LIBOR + 4.60%), 01/15/2031(a)(b)	5,000,000	4,950,000

Textainer Marine Containers V Ltd, Series 2017-2A, Class B, Pass Through Ctfs., 4.75%, 06/20/2042(a)	1,321,028	1,305,862

Textainer Marine Containers VII Ltd, Series 2018-1A, Class B, Pass Through Ctfs., 4.93%, 07/20/2043(a)	6,197,600	6,132,648

Thunderbolt II Aircraft Lease Ltd. (Cayman Islands), Series 2017-A, Class B, Pass Through Ctfs., 5.75%, 05/17/2032(a)(d)	7,210,924	7,422,532
Series 2018-A, Class B, Pass Through Ctfs., 5.07%, 09/15/2038(a)(d)	4,940,476	4,925,763

Towd Point Mortgage Trust, Series 2015-1, Class AES, Variable Rate Pass Through Ctfs., 3.00%, 10/25/2053(a)(c)	2,094,332	2,079,817
Series 2018-5, Variable Rate Pass Through Ctfs., 3.25%, 07/25/2058(a)(c)	5,876,978	5,742,406

See accompanying notes which are an integral part of this schedule.

                                             Invesco Income Fund

	Principal Amount	Value

Tricon American Homes Trust, Series 2018-SFR1, Class D, Pass Through Ctfs., 4.17%, 05/17/2037(a)	$2,000,000	$1,963,443

Triton Container Finance VI LLC, Series 2018-2A, Class A, Pass Through Ctfs., 5.05%, 06/22/2043(a)	4,312,500	4,336,381

Verus Securitization Trust, Series 2018-2, Class B1, Variable Rate Pass Through Ctfs., 4.43%, 06/01/2058(a)(c)	5,000,000	4,993,750

Series 2018-3, Class M1, Variable Rate Pass Through Ctfs., 4.60%, 10/25/2058(a)(c)	4,500,000	4,574,238

Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, Variable Rate Pass Through Ctfs., 3.96%, 11/15/2028(a)(c)	6,000,000	5,293,468

Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.27%, 05/15/2048(c)	7,100,000	7,008,898

Series 2015-NXS2, Class D, Variable Rate Pass Through Ctfs., 4.39%, 06/15/2028(c)	6,000,000	5,580,523

Series 2017-RC1, Class D, Pass Through Ctfs., 3.25%, 01/15/2060(a)	4,000,000	3,257,257

Wendys Funding LLC, Series 2015-1A, Class A23, 4.50%, 06/15/2045(a)	4,850,000	4,900,942
Total Asset-Backed Securities (Cost $291,621,936)		290,799,871

U.S. Dollar Denominated Bonds & Notes-13.18%

Aerospace & Defense-0.20%

TransDigm UK Holdings PLC, Sr. Unsec. Sub. Gtd. Notes, 6.88%, 05/15/2026(a)	1,000,000	990,000

Agricultural & Farm Machinery-0.09%

Titan International, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 11/30/2023	500,000	463,750

Auto Parts & Equipment-0.10%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(a)	500,000	477,500

Automobile Manufacturers-1.07%

General Motors Financial Co., Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.75%(e)	3,000,000	2,463,000

Series B, Jr. Unsec. Sub. Global Floating Rate Notes, 6.50%(e)	2,000,000	1,755,000

J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(a)	1,000,000	957,500

		5,175,500

Building Products-0.52%

William Lyon Homes, Inc., 7.00%, 08/15/2022	2,500,000	2,513,250

	Principal Amount	Value

Cable & Satellite-0.33%

CSC Holdings LLC, Sr. Unsec. Notes, 10.88%, 10/15/2025(a)	$1,000,000	$1,155,000

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	500,000	428,125

		1,583,125

Copper-0.19%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/2025(a)	1,000,000	903,750

Diversified Banks-2.54%

Banco do Brasil S.A.(Brazil), REGS, Sr. Unsec. Medium Term Notes, 4.88%, 04/19/2023(a)	2,500,000	2,475,000

Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander(Mexico), Unsec. Sub. Notes, 5.95%, 10/01/2028(a)	5,000,000	4,956,250

Industrial Senior Trust(Guatemala), REGS, Sr. Unsec. Gtd. Euro Notes, 5.50%, 11/01/2022(a)	2,500,000	2,450,025

Lloyds Banking Group PLC(United Kingdom), Jr. Unsec. Sub. Global Bonds, 7.50%(e)	2,610,000	2,459,925

		12,341,200

Diversified Capital Markets-0.98%

Credit Suisse Group AG(Switzerland), Jr. Unsec. Notes, 7.25%(a)(e)	5,000,000	4,762,500

Electric Utilities-0.48%

Inkia Energy Ltd.(Peru), REGS, Sr. Unsec. Euro Notes, 5.88%, 11/09/2027(a)	2,500,000	2,337,525

Environmental & Facilities Services-0.37%

Core & Main L.P., Sr. Unsec. Notes, 6.13%, 08/15/2025(a)	1,000,000	917,500

Hulk Finance Corp.(Canada), Sr. Unsec. Notes, 7.00%, 06/01/2026(a)	1,000,000	897,500

		1,815,000

Health Care Services-0.10%

DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 07/15/2024	500,000	482,500

Homebuilding-0.52%

Beazer Homes USA, Inc., Sr.Unsec.Gtd. Global Notes, 8.75%, 03/15/2022	2,500,000	2,545,750

Industrial Machinery-0.10%

Mueller Industries, Inc., Unsec.Sub. Deb., 6.00%, 03/01/2027	500,000	483,500

Integrated Oil& Gas-1.53%

Petrobras Global Finance B.V.(Brazil), Sr. Unsec. Gtd. Global Notes, 6.25%, 03/17/2024	3,750,000	3,805,312

See accompanying notes which are an integral part of this schedule.

                                             Invesco Income Fund

	Principal Amount	Value
Integrated Oil & Gas-(continued)

Petróleos Mexicanos(Mexico), Sr. Unsec. Gtd. Global Notes, 6.88%, 08/04/2026	$3,750,000	$3,614,063

		7,419,375

Oil & Gas Drilling-0.18%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	1,000,000	878,750

Oil & Gas Storage & Transportation -1.84%

Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25%(e)	5,000,000	4,409,375

Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(e)	5,000,000	4,512,500
		8,921,875

Real Estate Development-0.44%

Longfor Group Holdings Ltd.(China), REGS, Sr. Unsec. Euro Bonds, 4.50%, 01/16/2028(a)	2,500,000	2,118,072

Sovereign Debt-1.50%

Dominican Republic International Bond(Dominican Repubic), REGS, Sr. Unsec. Euro Notes, 6.88%, 01/29/2026(a)	2,500,000	2,593,750

Honduras Government International Bond(Honduras), REGS, Sr. Unsec. Euro Notes, 6.25%, 01/19/2027(a)	2,500,000	2,438,125

Oman Government International Bond(Oman), REGS, Sr. Unsec. Euro Notes, 4.75%, 06/15/2026(a)	2,500,000	2,257,290
		7,289,165

Trading Companies & Distributors-0.10%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(a)	500,000	470,625
Total U.S. Dollar Denominated Bonds & Notes (Cost $66,515,763)		63,972,712

	Shares

Common Stocks & Other Equity Interests-10.69%

Fixed Income Funds-4.75%

BlackRock Corporate High Yield Fund VI, Inc.	940,000	9,118,000

First Trust High Income Long/Short Fund	342,500	4,733,350

Nuveen Global High Income Fund	317,500	4,514,850

Wells Fargo Advantage Income Opportunities Fund	625,000	4,687,500
		23,053,700

Mortgage REITs-5.94%

AGNC Investment Corp.	280,000	4,956,000

Annaly Capital Management, Inc.	500,000	5,020,000

Blackstone Mortgage Trust, Inc. - Class A	125,000	4,387,500

New Residential Investment Corp.	275,000	4,730,000

	Shares	Value
Mortgage REITs-(continued)

Starwood Property Trust, Inc.	225,000	$5,033,250

TPGRE Finance Trust, Inc.	240,000	4,730,400
		28,857,150
Total Common Stocks & Other Equity Interests (Cost $54,517,333)		51,910,850

	Principal Amount

Agency Credit Risk Transfer Notes-5.74%

Fannie Mae Connecticut Avenue Securities, 7.78%, (1 mo. USD LIBOR + 5.50%), 09/25/2029(b)	$3,825,000	4,459,209
5.83%, (1 mo. USD LIBOR + 3.55%), 07/25/2030(b)	5,000,000	4,900,835
4.48%, (1 mo. USD LIBOR + 2.20%), 08/25/2030(b)	1,400,000	1,387,694
6.78%, (1 mo. USD LIBOR + 4.50%), 12/25/2030(b)	3,500,000	3,517,020

Freddie Mac Series 2017-DNA2, Class B1, Floating Rate STACR® Debt Notes, 7.43%, (1 mo. USD LIBOR + 5.15%) 10/25/2029(b)	805,000	912,634
Series 2018-HQA1, Class M2, Floating Rate STACR® Debt Notes, 4.58%, (1 mo. USD LIBOR + 2.30%) 09/25/2030(b)	5,000,000	4,953,363
Series 2018-HRP2, Class M3, Floating Rate STACR® Debt Notes, 4.71%, (1 mo. USD LIBOR + 2.40%) 02/25/2047(a)(b)	5,000,000	5,001,770
Series 2018-SPI3, Class M1, Variable Rate STACR® Debt Notes, 4.17%, 08/25/2048(a)(c)	2,711,170	2,708,490
Total Agency Credit Risk Transfer Notes (Cost $28,300,238)		27,841,015

	Shares

Preferred Stocks-5.07%

Mortgage REITs-5.07%

AGNC Investment Corp., Series C, 7.00% Pfd.	400,000	10,256,000

Annaly Capital Management, Inc., Series G, 6.50% Pfd.	400,000	9,520,000

Two Harbors Investment Corp., Series C, 7.25% Pfd.	200,000	4,830,000
Total Preferred Stocks (Cost $25,317,981)		24,606,000

	Principal Amount

U.S. Treasury Securities-4.82%

U.S. Treasury Bills-0.40%
2.18% - 2.21%, 01/24/2019(f)(g)	$1,975,000	1,968,348

U.S. Treasury Notes-4.42%
2.75%, 09/30/2020	12,500,000	12,486,572
2.63%,11/15/2020	9,000,000	8,968,535
		21,455,107
Total U.S. Treasury Securities (Cost $23,390,556)		23,423,455

See accompanying notes which are an integral part of this schedule.

                                             Invesco Income Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities-2.25%
Collateralized Mortgage Obligations-0.02%

Fannie Mae REMICs 5.00%, 08/25/2019	$20,337	$20,371
2.25%, 02/25/2021	17,757	17,660
2.78%, (1 mo. USD LIBOR + 0.50%), 03/25/2037(b)	31,590	31,599
4.00%, 02/25/2040	11,290	11,319
		80,949

Federal Home Loan Mortgage Corp. (FHLMC)-0.48%

Pass Through Ctfs., 10.00%, 01/01/2019 to 04/01/2020	4,864	4,884
6.00%, 07/01/2019 to 11/01/2019	70,296	70,563
4.50%, 09/01/2020	19,351	19,350
7.50%, 11/01/2020 to 05/01/2035	1,521,367	1,694,540
9.50%, 11/01/2020 to 04/01/2025	10,256	10,474
10.50%, 01/01/2021	320	322
9.00%, 06/01/2021 to 04/01/2025	67,858	71,077
7.00%, 05/01/2022 to 05/01/2032	13,993	14,441
8.00%, 10/01/2023 to 02/01/2035	232,191	257,133
8.50%, 05/01/2026 to 08/01/2031	144,694	166,031
6.50%, 01/01/2029 to 08/01/2032	15,192	16,727

		2,325,542

Federal National Mortgage Association (FNMA)-1.34%

Pass Through Ctfs., 5.00%, 12/01/2018 to 03/01/2020	36,529	37,825
4.50%, 04/01/2019	68,687	69,843
6.50%, 07/01/2019 to 10/01/2036	387,408	418,445
7.00%, 08/01/2019 to 06/01/2032	186,134	193,198
5.50%, 03/01/2021	35	36
10.00%, 12/20/2021	2,683	2,716
9.50%, 08/01/2022	409	412
6.00%, 04/01/2024	479	516
6.75%, 07/01/2024	193,033	209,429

	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
8.50%, 01/01/2025 to 08/01/2037	$641,390	$717,919
9.93%, 04/20/2025	3,704	3,755
6.95%, 07/01/2025 to 10/01/2025	33,748	33,919
7.50%, 07/01/2025 to 08/01/2037	2,493,249	2,809,827
8.00%, 09/01/2026 to 12/01/2036	1,805,577	2,034,212
		6,532,052

Government National Mortgage Association (GNMA)-0.41%

Pass Through Ctfs., 6.50%, 10/15/2018 to 09/15/2032	122,075	125,376
9.00%, 09/15/2019 to 04/15/2021	2,597	2,607
8.00%, 01/15/2020 to 02/15/2036	808,290	898,651
9.50%, 08/15/2020 to 03/15/2023	5,066	5,223
7.00%, 01/15/2023 to 12/15/2036	724,297	754,167
10.00%, 07/15/2024	804	806
6.95%, 07/20/2025 to 11/20/2026	191,595	197,136
6.00%, 11/15/2031	797	857
8.50%, 01/15/2037	17,167	17,590
		2,002,413
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $10,628,016)		10,940,956

	Shares

Money Market Funds-0.31%
Invesco Government & Agency Portfolio-Institutional Class, 2.12%(h)	902,346	902,346
Invesco Treasury Portfolio-Institutional Class, 2.12%(h)	601,564	601,564
Total Money Market Funds (Cost $1,503,910)		1,503,910
TOTAL INVESTMENTS IN SECURITIES-101.97% (Cost $501,795,733)		494,998,769
OTHER ASSETS LESS LIABILITIES-(1.97)%		(9,573,064)
NET ASSETS-100.00%		$485,425,705

See accompanying notes which are an integral part of this schedule.

                                             Invesco Income Fund

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
Ctfs.	- Certificates
DAC	- Designated Activity Co.
Deb.	- Debentures
EURIBOR	- Euro Interbank Offered Rate
GNMA	- Government National Mortgage Association
Gtd.	- Guaranteed
IO	- Interest Only
Jr.	- Junior
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
REGS	- Regulation S
REIT	- Real Estate Investment Trust
REMICs	- Real Estate Mortgage Investment Conduits
Sec.	- Secured
Sr.	- Senior
STACR®	- Structured Agency Credit Risk
Sub.	- Subordinated
Unsec.	- Unsecured
USD	- U.S. Dollar

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $283,118,217, which represented 58.32% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(c)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2018.

(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Short Futures Contracts
U.S. Treasury Long Bonds	6	March-2019	$(835,693)	$(3,745)	$ (3,745)
U.S. Treasury 2 Year Notes	50	March-2019	(10,542,080)	(7,138)	(7,138)
U.S. Treasury 5 Year Notes	410	March-2019	(46,242,540)	(71,445)	(71,445)
U.S. Treasury 10 Year Notes	268	March-2019	(31,915,242)	(98,196)	(98,196)
U.S. Treasury 10 Year Ultra Bonds	176	March-2019	(22,165,286)	(98,714)	(98,714)
Total Futures Contracts–Interest Rate Risk				$(279,238)	$(279,238)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to		Unrealized Appreciation (Depreciation)
		Deliver	Receive
02/28/2019	HSBC Bank USA	EUR 3,800,000	USD 4,405,317	$69,530

Open Centrally Cleared Credit Default Swap Agreements

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Markit CDX North America IG Index Series 31, Version 1	Sell	1.00%	Quarterly	12/20/2023	0.75%	USD 50,000,000	$760,972	$562,406	$(198,566)

See accompanying notes which are an integral part of this schedule.

                                             Invesco Income Fund

Open Over-The-Counter Credit Default Swap Agreements - Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
JP Morgan Chase Bank	Markit CMBX North America AAA Index Series 11	Sell	0.50%	Monthly	11/18/2054	0.65%	50,000,000	$(344,391)	$(589,989)	$(245,598)

(a)

Implied credit spreads represent the current level, as of November 30, 2018, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

EUR	–	Euro
USD	–	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                                             Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

See accompanying notes which are an integral part of this schedule.

                                             Invesco Income Fund

B.	Securities Transactions and Investment Income – (continued)

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Commercial Mortgate-Backed Securities – The Fund may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (the “CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.

Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. The Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statement of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.

E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.

Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

G.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination

See accompanying notes which are an integral part of this schedule.

                                             Invesco Income Fund

G. Swap Agreements – (continued)

events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2018 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.

Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike

See accompanying notes which are an integral part of this schedule.

                                             Invesco Income Fund

H. Put Options Purchased – (continued)

price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.

Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2018, there were transfers from Level 3 to Level 2 of $0, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $0, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$-	$290,799,871	$-	$290,799,871
U.S. Dollar Denominated Bonds & Notes	-	63,972,712	-	63,972,712
Common Stocks & Other Equity Interests	51,910,850	-	-	51,910,850
Agency Credit Risk Transfer Notes	-	27,841,015	-	27,841,015
Preferred Stocks	24,606,000	-	-	24,606,000
U.S. Treasury Securities	-	23,423,455	-	23,423,455
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	10,940,956	-	10,940,956
Money Market Funds	1,503,910	-	-	1,503,910
Total Investments in Securities	78,020,760	416,978,009	-	494,998,769
Other Investments - Assets*
Forward Foreign Currency Contracts	-	69,530	-	69,530
Other Investments - Liabilities*
Futures Contracts	(279,238)	-	-	(279,238)
Swap Agreements	-	(444,164)	-	(444,164)
	(279,238)	(444,164)	-	(723,402)
Total Other Investments	(279,238)	(374,634)	-	(653,872)
Total Investments	$77,741,522	$416,603,375	$-	$494,344,897

*	Unrealized appreciation (depreciation).

See accompanying notes which are an integral part of this schedule.

                                             Invesco Income Fund

NOTE 3–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2018:

	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$-	$69,530	$-	$ 69,530
Total Derivative Assets subject to master netting agreements	$-	$69,530	$-	$ 69,530

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts – Exchange-Traded	$-	$-	$(279,238)	$(279,238)
Unrealized depreciation on swap agreements – OTC	(245,598)	-	-	(245,598)
Unrealized appreciation on swap agreements – Centrally Cleared	(198,566)	-	-	(198,566)
Total Derivative Liabilities	(444,164)	-	(279,238)	(723,402)
Derivatives not subject to master netting agreements	198,566	-	279,238	477,804
Total Derivative Liabilities subject to master netting agreements	$(245,598)	$-	$-	$(245,598)

Effect of Derivative Investments for the nine months ended November 30, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$50,969	$-	$ 50,969
Futures contracts	-	-	(558,124)	(558,124)
Options purchased(a)	-	-	10,506	10,506
Swap agreements	(99,651)	-	-	(99,651)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	69,530	-	69,530
Futures contracts	-	-	(409,715)	(409,715)
Swap agreements	(444,164)	-	-	(444,164)
Total	$(543,815)	$120,499	$(957,333)	$(1,380,649)

(a)	Options purchased are included in the net realized gain (loss) from investment securities.

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options purchased, and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$4,405,317	$23,110,451	$28,200,000	$35,033,333

See accompanying notes which are an integral part of this schedule.

                                             Invesco Income Fund

Invesco Real Estate Fund Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us	REA-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-98.12%

Apartments-12.02%

American Campus Communities, Inc.	447,251	$19,603,011
AvalonBay Communities, Inc.	274,063	52,228,186
Equity Residential	531,491	37,868,734
Essex Property Trust, Inc.	91,138	23,924,636
Mid-America Apartment Communities, Inc.	365,021	37,801,575
		171,426,142

Data Centers-6.97%

CyrusOne, Inc.	256,310	14,373,865
Digital Realty Trust, Inc.	97,749	11,245,045
Equinix, Inc.	177,077	68,224,227
QTS Realty Trust, Inc., Class A	135,477	5,499,011
		99,342,148

Diversified-2.83%

American Assets Trust, Inc.	73,177	3,045,626
BGP Holdings PLC (Malta), (Acquired 08/06/2009; Cost $0)(b)(c)(d)	3,547,941	0
VICI Properties, Inc.	852,801	18,565,478
Washington REIT	696,351	18,773,623
		40,384,727

Free Standing-3.76%

National Retail Properties, Inc.	383,257	19,185,846
Realty Income Corp.	537,815	34,468,563
		53,654,409

Health Care-6.86%

HCP, Inc.	366,793	10,732,363
Healthcare Realty Trust, Inc.	1,026,354	31,816,974
National Health Investors, Inc.	171,468	13,371,075
Ventas, Inc.	313,949	19,932,622
Welltower, Inc.	304,134	21,998,012
		97,851,046

Industrial-8.50%

Cabot Industrial Value Fund II LP, (Acquired 11/10/2005-05/12/ 2009; Cost $20,133)(b)(c)(d)(e)	6,533	36,517
Duke Realty Corp.	446,653	12,711,744

	Shares	Value
Industrial-(continued)

EastGroup Properties, Inc.	70,386	$7,040,008
Exeter Industrial Value Fund LP, (Acquired 11/06/2007-04/18/ 2011; Cost $3,554,748)(b)(c)(d)(e)	4,185,000	307,359
Liberty Property Trust	350,925	15,893,393
Prologis, Inc.	1,091,937	73,531,038
STAG Industrial, Inc.	258,127	6,915,222
Terreno Realty Corp.	123,723	4,826,434
		121,261,715

Infrastructure REITs-15.85%

American Tower Corp. , Class A	680,148	111,877,545
Crown Castle International Corp.	613,851	70,531,480
SBA Communications Corp., Class A(d)	255,272	43,603,010
		226,012,035

Lodging Resorts-5.43%

Hilton Worldwide Holdings, Inc.	238,212	17,994,534
Host Hotels & Resorts, Inc.	529,758	10,065,402
Park Hotels & Resorts, Inc.	834,099	25,706,931
Pebblebrook Hotel Trust	192,373	6,717,665
Sunstone Hotel Investors, Inc.	1,108,445	16,914,871
		77,399,403

Manufactured Homes-2.54%

Equity LifeStyle Properties, Inc.	171,579	17,077,258
Sun Communities, Inc.	183,880	19,141,908
		36,219,166

Office-10.79%

Alexandria Real Estate Equities, Inc.	216,042	26,897,229
Boston Properties, Inc.	360,518	47,299,962
Corporate Office Properties Trust	290,796	7,115,778
Cousins Properties, Inc.	479,102	4,048,412
Empire State Realty Trust, Inc., Class A	564,164	9,133,815
Highwoods Properties, Inc.	327,918	14,221,804
Hudson Pacific Properties, Inc.	770,267	23,770,440
Kilroy Realty Corp.	304,472	21,340,442
		153,827,882

Regional Malls-6.16%

Macerich Co. (The)	277,830	13,972,071
Simon Property Group, Inc.	397,399	73,793,020
		87,765,091

Self Storage-5.09%

Extra Space Storage, Inc.	255,261	24,499,951

See accompanying notes which are an integral part of this schedule.

                                 Invesco Real Estate Fund

	Shares	Value
Self Storage-(continued)

Public Storage	225,502	$48,090,556
		72,590,507

Shopping Centers-4.77%

Federal Realty Investment Trust	148,018	19,551,698
Regency Centers Corp.	144,700	9,211,602
Retail Opportunity Investments Corp.	1,374,299	24,874,812
Weingarten Realty Investors	499,291	14,409,538
		68,047,650

Single Family Homes-2.25%

American Homes 4 Rent, Class A	291,538	6,072,737
Invitation Homes, Inc.	1,210,679	25,981,171
		32,053,908

Timber REITs-4.30%

PotlatchDeltic Corp.	449,414	16,673,259
Rayonier, Inc.	132,178	4,180,790

	Shares	Value
Timber REITs-(continued)

Weyerhaeuser Co.	1,529,567	$40,395,865
		61,249,914
Total Common Stocks & Other Equity Interests (Cost $1,083,003,895)		1,399,085,743

Money Market Funds-1.76%

Invesco Government & Agency Portfolio– Institutional Class, 2.12%(f)	8,787,023	8,787,023
Invesco Liquid Assets Portfolio–Institutional Class, 2.34%(f)	6,274,520	6,275,775
Invesco Treasury Portfolio–Institutional Class, 2.12%(f)	10,042,311	10,042,311
Total Money Market Funds (Cost $25,105,107)		25,105,109
TOTAL INVESTMENTS IN SECURITIES-99.88% (Cost $1,108,109,002)		1,424,190,852
OTHER ASSETS LESS LIABILITIES-0.12%		1,782,202
NET ASSETS-100.00%		$1,425,973,054

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes of Schedule of Investments:

(a)

Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $343,876, which represented less than 0.02% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund LP	$315,000	1.26%
Cabot Industrial Value Fund II LP	233,500	0.80

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

                                 Invesco Real Estate Fund

B.	Securities Transactions and Investment Income – (continued)

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

                                 Invesco Real Estate Fund

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,398,741,867	$–	$343,876	$1,399,085,743
Money Market Funds	25,105,109	–	–	25,105,109
Total Investments	$1,423,846,976	$–	$343,876	$1,424,190,852

                                 Invesco Real Estate Fund

Invesco Short Duration Inflation Protected Fund Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us	SDIP-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-99.89%

U.S. Treasury Inflation – Indexed Notes-99.89%(a)

U.S. Treasury Inflation - Indexed Notes	1.37%	01/15/2020	$31,671	$31,625,108
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2020	77,394	75,900,031
U.S. Treasury Inflation - Indexed Notes	1.25%	07/15/2020	54,257	54,367,847
U.S. Treasury Inflation - Indexed Notes	1.12%	01/15/2021	60,579	60,511,405
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2021	68,692	66,874,798
U.S. Treasury Inflation - Indexed Notes	0.62%	07/15/2021	57,987	57,403,547
U.S. Treasury Inflation - Indexed Notes	0.13%	01/15/2022	66,042	64,114,221
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2022	66,210	64,003,000
U.S. Treasury Inflation - Indexed Notes	0.13%	07/15/2022	64,950	63,011,685
U.S. Treasury Inflation - Indexed Notes	0.13%	01/15/2023	64,589	62,214,072
U.S. Treasury Inflation - Indexed Notes	0.62%	04/15/2023	48,394	47,495,446
U.S. Treasury Inflation - Indexed Notes	0.37%	07/15/2023	63,562	61,946,168
TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $731,613,864)				709,467,328
OTHER ASSETS LESS LIABILITIES-0.11%				808,696
NET ASSETS-100.00%				$710,276,024

Notes of Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 1C.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Duration Inflation Protected Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation–Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

                                 Invesco Short Duration Inflation Protected Fund

As of November 30, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us	STB-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2018

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-70.38%

Aerospace & Defense-2.37%

Northrop Grumman Corp., Sr. Unsec. Global Notes, 2.08%, 10/15/2020	$13,957,000	$13,641,688
Rockwell Collins, Inc., Sr. Unsec. Notes,
1.95%, 07/15/2019	3,499,000	3,472,444
2.80%, 03/15/2022	5,414,000	5,249,674
United Technologies Corp., Sr. Unsec. Floating Rate Global Notes, 3.28% (3 mo. USD LIBOR + 0.65%), 08/16/2021(b)	1,459,000	1,460,003
Sr. Unsec. Global Notes, 3.65%, 08/16/2023	1,322,000	1,304,379
Sr. Unsec. Notes, 8.88%, 11/15/2019	7,000,000	7,380,265
		32,508,453

Air Freight & Logistics-0.36%

Adani Abbot Point Terminal Pty Ltd.(Australia), Sr. Sec. Gtd. Notes, 4.45%, 12/15/2022(c)	5,607,000	4,953,813

Airlines-4.07%

American Airlines Pass Through Trust, Series 2013-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 4.95%, 01/15/2023	979,606	1,001,593
Series 2016-3, Class B, Sec. Third Lien Pass Through Ctfs., 3.75%, 10/15/2025	2,655,539	2,551,442
Series 2017-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.70%, 10/15/2025	2,867,330	2,783,045
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd.(Colombia), REGS, Sr. Unsec. Gtd. Euro Notes, 8.38%, 05/10/2020(c)	1,757,000	1,754,804
Continental Airlines Pass Through Trust, Series 2009-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 7.25%, 05/10/2021	2,560,187	2,632,410
Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 01/12/2019	186,622	187,275
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.88%, 05/07/2019(c)	1,754,382	1,779,417

	Principal Amount	Value
Airlines-(continued)

Delta Air Lines, Inc., Sr. Unsec. Global Notes,
2.88%, 03/13/2020	$15,951,000	$15,827,311
3.40%, 04/19/2021	2,426,000	2,398,908
3.63%, 03/15/2022	4,138,000	4,059,191
Norwegian Air Shuttle ASA Pass Through Trust(Norway), Series 2016-1, Class B, Sec. Pass Through Ctfs., 7.50%, 11/10/2023(c)	6,745,988	6,990,530
United Airlines Pass Through Trust, Series 2016-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 10/07/2025	3,183,773	3,077,373
Series 2018-1, Class B, Sec. Second Lien Pass Through Ctfs., 4.60%, 03/01/2026	3,730,000	3,787,338
Virgin Australia Pass Through Trust(Australia), Series 2013-1, Class A, Sec. Gtd. First Lien Pass Through Ctfs., 5.00%, 04/23/2025(c)	823,666	837,413
WestJet Airlines Ltd.(Canada), Sr. Unsec. Notes, 3.50%, 06/16/2021(c)	6,400,000	6,293,337
		55,961,387

Aluminum-0.36%

PT Indonesia Asahan Aluminium (Persero)(Indonesia), Sr. Unsec. Notes, 5.23%, 11/15/2021(c)	4,800,000	4,872,173

Apparel Retail-0.43%

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	5,808,000	5,953,200

Asset Management & Custody Banks-0.20%

Bank of New York Mellon Corp. (The), Series G, Sr. Unsec. Notes, 2.20%, 05/15/2019	2,784,000	2,773,263

Automobile Manufacturers-5.47%

BMW US Capital, LLC(Germany), Sr. Unsec. Gtd. Notes, 1.50%, 04/11/2019(c)	6,533,000	6,493,821
Daimler Finance North America LLC(Germany), Sr. Unsec. Gtd. Notes, 1.50%, 07/05/2019(c)	7,275,000	7,204,862

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value
Automobile Manufacturers-(continued)

Ford Motor Credit Co. LLC, Sr. Unsec. Global Floating Rate Notes, 3.31% (3 mo. USD LIBOR + 0.88%), 10/12/2021(b)	$6,243,000	$6,122,774
Sr. Unsec. Global Notes,
2.02%, 05/03/2019	6,035,000	5,998,794
2.60%, 11/04/2019	1,438,000	1,421,173
2.68%, 01/09/2020	4,590,000	4,520,795
3.81%, 10/12/2021	8,654,000	8,392,354
General Motors Financial Co., Inc., Sr. Unsec. Global Notes, 4.20%, 11/06/2021	12,000,000	11,931,192
Sr. Unsec. Gtd. Global Floating Rate Notes, 3.26% (3 mo. USD LIBOR + 0.85%), 04/09/2021(b)	2,420,000	2,404,395
Sr. Unsec. Gtd. Global Notes,
2.40%, 05/09/2019	4,999,000	4,977,659
3.20%, 07/06/2021	2,613,000	2,538,007
Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	2,263,000	2,248,184
Jaguar Land Rover Automotive PLC(United Kingdom), Sr. Unsec. Gtd. Notes, 4.25%, 11/15/2019(c)	5,644,000	5,601,670
Volkswagen Group of America Finance LLC (Germany), Sr. Unsec. Gtd. Floating Rate Notes,
3.39%, (3 mo. USD LIBOR + 0.77%), 11/13/2020(b)(c)	2,421,000	2,415,907
3.56%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(c)	2,867,000	2,851,517
		75,123,104

Automotive Retail-0.23%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	2,171,000	2,230,954
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 3.35%, 01/15/2021	968,000	957,319
		3,188,273

Biotechnology-1.61%

AbbVie Inc., Sr. Unsec. Global Notes, 3.75%, 11/14/2023	2,105,000	2,073,797
Sr. Unsec. Notes, 3.38%, 11/14/2021	6,061,000	6,006,754
Celgene Corp., Sr. Unsec. Global Notes,
2.88%, 08/15/2020	3,224,000	3,187,837
2.88%, 02/19/2021	3,500,000	3,437,607
Shire Acquisitions Investments Ireland DAC, Sr. Unsec. Gtd. Global Notes, 1.90%, 09/23/2019	7,539,000	7,424,479
		22,130,474

	Principal Amount	Value
Brewers-1.54%

Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/2019	$16,281,000	$16,804,274
3.75%, 01/15/2022	4,344,000	4,330,248
		21,134,522

Cable & Satellite-1.44%

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 3.58%, 07/23/2020	19,795,000	19,729,577

Construction Machinery & Heavy Trucks-0.38%

Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes, 2.60% (3 mo. USD LIBOR + 0.28%), 09/07/2021(b)	3,250,000	3,243,520
Wabtec Corp., Sr. Unsec. Gtd. Global Notes, 4.15%, 03/15/2024	2,078,000	2,008,495
		5,252,015

Copper-0.34%

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 3.10%, 03/15/2020	4,710,000	4,651,125

Distillers & Vintners-1.44%

Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes,
2.00%, 11/07/2019	5,133,000	5,073,105
2.25%, 11/06/2020	13,000,000	12,667,371
3.20%, 02/15/2023	2,063,000	1,996,507
		19,736,983

Diversified Banks-4.00%

Banco del Estado de Chile(Chile), Sr. Unsec. Notes, 2.67%, 01/08/2021(c)	4,682,000	4,572,855
Banco do Brasil S.A.(Brazil), Jr. Unsec. Notes, 8.50%(d)	1,893,000	1,994,275
Bank of America Corp., Sr. Unsec. Global Notes, 3.00%, 12/20/2023	640,000	614,010
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/2020	1,195,000	1,215,413
Unsec. Sub. Notes, 10.18%, 06/12/2021(c)	6,000,000	6,779,807
Barclays PLCSr. Unsec. Floating Rate Global Notes, 4.06% (3 mo. USD LIBOR + 1.43%), 02/15/2023(b)	5,954,000	5,838,781
BBVA Bancomer S.A.(Mexico), Jr. Unsec. Sub. Notes, 7.25%, 04/22/2020(c)	2,090,000	2,149,565
Citigroup Inc., Series N, Jr. Unsec. Sub. Global Notes, 5.80%(d)	4,637,000	4,677,574

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value
Diversified Banks-(continued)

Global Bank Corp.(Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(c)	$5,000,000	$4,915,000
Industrial & Commercial Bank of China Ltd.(China), Sr. Unsec. Notes, 2.96%, 11/08/2022	905,000	876,082
ING Groep N.V.(Netherlands), Jr. Unsec. Sub. Global Notes, 6.00%(d)	3,735,000	3,668,143
JPMorgan Chase & Co., Series I, Jr. Unsec. Sub. Global Floating Rate Notes, 5.99% (3 mo. USD LIBOR + 3.47%)(b)(d)	2,869,000	2,883,345
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(d)	1,390,000	1,387,011
Nordea Bank AB(Finland), Jr. Unsec. Sub. Notes, 5.50%(c)(d)	3,140,000	3,096,825
Standard Chartered PLC (United Kingdom), Sr. Unsec. Floating Rate Notes, 3.56% (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(c)	1,379,000	1,371,467
Sr. Unsec. Notes, 2.10%, 08/19/2019(c)	1,373,000	1,361,633
Wells Fargo & Co., Series K, Jr. Unsec. Sub. Global Variable Rate Notes, 6.10% (3 mo. USD LIBOR + 3.77%)(b)(d)	4,000,000	4,023,000
Sr. Unsec. Global Notes, 2.13%, 04/22/2019	3,541,000	3,529,112
		54,953,898

Diversified Capital Markets-1.00%

Credit Suisse Group AG(Switzerland), Sr. Unsec. Notes, 3.57%, 01/09/2023(c)	6,700,000	6,520,451
Macquarie Group Ltd.(Australia), Sr. Unsec. Notes, 6.00%, 01/14/2020(c)	2,135,000	2,190,207
SL Green Operating Partnership, L.P., Sr. Unsec. Gtd. Floating Rate Notes, 3.61% (3 mo. USD LIBOR + 0.98%), 08/16/2021(b)	5,000,000	4,983,503
		13,694,161

Diversified Chemicals-0.38%

DowDuPont Inc., Sr. Unsec. Floating Rate Notes, 3.29% (3 mo. USD LIBOR + 0.71%), 11/15/2020(b)	5,200,000	5,203,277

Drug Retail-0.16%

Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 2.70%, 11/18/2019	2,221,000	2,204,634

Electric Utilities-1.38%

Exelon Corp., Jr. Unsec. Sub. Notes, 3.50%, 06/01/2022	3,678,000	3,570,156
Sr. Unsec. Global Notes, 2.85%, 06/15/2020	4,285,000	4,234,620

	Principal Amount	Value
Electric Utilities-(continued)

FirstEnergy Corp., Series A, Sr. Unsec. Global Notes, 2.85%, 07/15/2022	$1,579,000	$1,528,842
Georgia Power Co., Sr. Unsec. Global Bonds, 1.95%, 12/01/2018	6,001,000	6,001,000
Sr. Unsec. Notes, 2.85%, 05/15/2022	3,781,000	3,674,696
		19,009,314

Financial Exchanges & Data-0.52%

Moody’s Corp., Sr. Unsec. Global Notes,
2.75%, 07/15/2019	2,150,000	2,144,642
3.25%, 06/07/2021	5,081,000	5,037,537
		7,182,179

Food Retail-0.93%

Alimentation Couche-Tard Inc.(Canada), Sr. Unsec. Gtd. Notes, 2.35%, 12/13/2019(c)	6,841,000	6,766,940
Kroger Co. (The), Sr. Unsec. Medium-Term Global Notes, 1.50%, 09/30/2019	6,160,000	6,070,801
		12,837,741

Gas Utilities-0.48%

Midcontinent Express Pipeline LLC, Sr. Unsec. Notes, 6.70%, 09/15/2019(c)	6,500,000	6,592,802

Health Care Distributors-1.69%

Cardinal Health, Inc., Sr. Unsec. Global Notes,
1.95%, 06/14/2019	5,000,000	4,965,311
2.62%, 06/15/2022	4,999,000	4,769,785
McKesson Corp., Sr. Unsec. Notes, 3.65%, 11/30/2020	13,500,000	13,503,027
		23,238,123

Health Care Equipment-1.89%

Becton, Dickinson and Co., Sr. Unsec. Notes,
2.13%, 06/06/2019	10,227,000	10,169,071
2.40%, 06/05/2020	5,358,000	5,260,747
Stryker Corp., Sr. Unsec. Global Notes, 2.00%, 03/08/2019	4,313,000	4,300,737
Zimmer Biomet Holdings, Inc., Sr. Unsec. Global Floating Rate Notes, 3.09% (3 mo. USD LIBOR + 0.75%), 03/19/2021(b)	6,250,000	6,231,361
		25,961,916

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value
Health Care Facilities-0.13%

HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	$430,000	$442,900
Sr. Sec. Gtd. First Lien Notes, 4.25%, 10/15/2019	1,270,000	1,275,556
		1,718,456

Health Care Services-4.13%

CVS Health Corp., Sr. Unsec. Global Notes,
3.13%, 03/09/2020	15,000,000	14,927,321
3.70%, 03/09/2023	3,516,000	3,463,410
Halfmoon Parent, Inc., Sr. Sec. Notes,
3.20%, 09/17/2020(c)	24,000,000	23,822,570
3.40%, 09/17/2021(c)	7,772,000	7,710,508
3.75%, 07/15/2023(c)	4,677,000	4,619,011
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 2.63%, 02/01/2020	2,236,000	2,219,197
		56,762,017

Homebuilding-0.11%

D.R. Horton, Inc., Sr. Unsec. Gtd. Global Notes, 2.55%, 12/01/2020	1,567,000	1,525,530

Hotels, Resorts & Cruise Lines-0.64%

Marriott International Inc., Sr. Unsec. Global Floating Rate Notes, 3.27% (3 mo. USD LIBOR + 0.60%), 12/01/2020(b)	8,718,000	8,718,889

Household Appliances-0.21%

Reckitt Benckiser Treasury Services PLC(United Kingdom), Sr. Unsec. Gtd. Notes, 2.38%, 06/24/2022(c)	3,066,000	2,927,705

Household Products-0.97%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	13,324,262	13,324,262

Housewares & Specialties-0.14%

Newell Brands Inc., Sr. Unsec. Global Notes, 2.60%, 03/29/2019	1,926,000	1,922,255

Integrated Oil & Gas-1.49%

BP Capital Markets PLC(United Kingdom), Sr. Unsec. Gtd. Global Bonds, 2.52%, 09/19/2022	4,000,000	3,832,054
Ecopetrol S.A.(Colombia), Sr. Unsec. Global Notes, 7.63%, 07/23/2019	8,000,000	8,210,400
Petroleos Mexicanos(Mexico), Sr. Unsec. Gtd. Global Notes, 5.38%, 03/13/2022	8,612,000	8,451,817
		20,494,271

	Principal Amount	Value
Integrated Telecommunication Services-1.00%

AT&T Inc., Sr. Unsec. Global Floating Rate Notes, 3.51% (3 mo. USD LIBOR + 1.18%), 06/12/2024(b)	$2,732,000	$2,695,853
Sr. Unsec. Global Notes, 2.45%, 06/30/2020	7,024,000	6,924,551
Verizon Communications Inc., Sr. Unsec. Global Notes, 1.75%, 08/15/2021	4,348,000	4,163,390
		13,783,794

Interactive Media & Services-0.43%

Tencent Holdings Ltd. (China), Sr. Unsec. Notes,
3.38%, 05/02/2019(c)	2,026,000	2,026,927
2.99%, 01/19/2023(c)	4,039,000	3,890,275
		5,917,202

Investment Banking & Brokerage-1.65%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(c)	4,519,000	4,763,077
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70%(d)	4,952,000	4,957,645
Sr. Unsec. Global Floating Rate Notes, 3.64% (3 mo. USD LIBOR + 1.16%), 04/23/2020(b)	2,092,000	2,104,867
Sr. Unsec. Global Notes, 2.30%, 12/13/2019	10,000,000	9,889,543
Morgan Stanley, Series F, Sr. Unsec. Medium-Term Notes, 5.63%, 09/23/2019	348,000	354,340
Sr. Unsec. Medium-Term Notes, 5.50%, 07/24/2020	638,000	656,951
		22,726,423

IT Consulting & Other Services-0.56%

DXC Technology Co., Sr. Unsec. Floating Rate Notes, 3.27% (3 mo. USD LIBOR + 0.95%), 03/01/2021(b)	7,692,000	7,678,043

Life & Health Insurance-1.15%

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(c)	345,000	356,111
Pricoa Global Funding I, Sr. Sec. Notes, 2.20%, 05/16/2019(c)	5,965,000	5,944,666
Principal Life Global Funding II, Sec. Notes, 2.15%, 01/10/2020(c)	4,620,000	4,558,700
Protective Life Global Funding, Sec. Notes, 2.16%, 09/25/2020(c)	5,000,000	4,884,351
		15,743,828

Managed Health Care-0.22%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	980,000	997,522

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value
Managed Health Care–(continued)
UnitedHealth Group Inc., Sr. Unsec. Global Bonds, 1.70%, 02/15/2019	$2,000,000	$1,993,959
		2,991,481

Multi-line Insurance–0.75%
AIG Global Funding, Sr. Sec. First Lien Notes, 2.70%, 12/15/2021(c)	7,047,000	6,815,289
Metropolitan Life Global Funding I, Sr. Sec. Notes, 1.75%, 09/19/2019(c)	3,530,000	3,494,551
		10,309,840
Multi-Utilities–0.51%
CenterPoint Energy, Inc., Series A, Jr. Unsec. Sub. Notes, 6.13%(d)	3,401,000	3,413,754
Sr. Unsec. Global Notes, 3.85%, 02/01/2024	839,000	838,837
Dominion Energy, Inc., Jr. Unsec. Sub. Notes, 2.58%, 07/01/2020	867,000	852,948
Sempra Energy, Sr. Unsec. Global Notes, 2.90%, 02/01/2023	1,976,000	1,888,594
		6,994,133

Office Services & Supplies–0.26%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 3.88%, 09/15/2020	3,630,000	3,575,550

Oil & Gas Equipment & Services–0.29%
Schlumberger Holdings Corp., Sr. Unsec. Notes, 2.35%, 12/21/2018(c)	3,951,000	3,949,930

Oil & Gas Exploration & Production–0.70%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 8.70%, 03/15/2019	1,237,000	1,256,334
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	4,565,000	4,469,899
Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	984,000	985,122
EQT Corp., Sr. Unsec. Global Notes, 2.50%, 10/01/2020	3,000,000	2,916,792
		9,628,147

Oil & Gas Refining & Marketing–0.16%
Phillips 66, Sr. Unsec. Gtd. Global Floating Rate Notes, 2.91% (3 mo. USD LIBOR + 0.60%), 02/26/2021(b)	2,264,000	2,259,728

Oil & Gas Storage & Transportation–5.13%
Enbridge Inc.(Canada), Sr. Unsec. Global Notes, 2.90%, 07/15/2022	2,119,000	2,039,879

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25%(d)	$5,388,000	$4,751,542
Sr. Unsec. Gtd. Notes, 4.20%, 09/15/2023	796,000	780,807
Enterprise Products Operating LLC, Series D, Jr. Unsec. Gtd. Sub. Deb., 4.88%, 08/16/2077	11,393,000	9,998,976
Sr. Unsec. Gtd. Global Bonds, 5.20%, 09/01/2020	602,000	618,258
Sr. Unsec. Gtd. Notes, 3.50%, 02/01/2022	5,000,000	4,967,583
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/2020	1,000,000	1,034,269
MPLX L.P., Sr. Unsec. Global Notes,
5.50%, 02/15/2023	21,065,000	21,456,925
3.38%, 03/15/2023	1,228,000	1,179,800
NGPL PipeCo. LLC, Sr. Unsec. Notes, 4.38%, 08/15/2022(c)	1,201,000	1,187,489
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Notes, 5.75%, 01/15/2020	4,330,000	4,420,102
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(d)	12,996,000	11,728,890
Williams Cos., Inc. (The), Sr. Unsec. Notes, 4.13%, 11/15/2020	6,233,000	6,256,413
		70,420,933

Other Diversified Financial Services–1.00%
Branch Banking & Trust Co., Sr. Unsec. Notes, 2.25%, 06/01/2020	6,720,000	6,614,683
Doric Nimrod Air Alpha Pass Through Trust(Guernsey), Series 2013-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.13%, 11/30/2021(c)	591,682	602,037
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	2,775,000	2,750,300
USAA Capital Corp., Sr. Unsec. Notes, 2.45%, 08/01/2020(c)	2,000,000	1,972,291
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(c)	1,823,000	1,849,980
		13,789,291

Packaged Foods & Meats–1.16%
General Mills, Inc., Sr. Unsec. Global Notes, 3.20%, 04/16/2021	2,450,000	2,428,100
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 2.80%, 07/02/2020	1,254,000	1,238,953

See accompanying notes which are an integral part of this schedule.

                                  Invesco Short Term Bond Fund

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Smithfield Foods, Inc., Sr. Unsec. Gtd. Notes, 2.70%, 01/31/2020(c)	$8,000,000	$7,874,939
Tyson Foods, Inc., Sr. Unsec. Notes, 2.25%, 08/23/2021	4,500,000	4,327,165
		15,869,157

Pharmaceuticals–1.55%
Elanco Animal Health Inc., Sr. Unsec. Notes,
3.91%, 08/27/2021(c)	6,091,000	6,091,083
4.27%, 08/28/2023(c)	3,473,000	3,451,748
GlaxoSmithKline Capital PLC(United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.13%, 05/14/2021	4,631,000	4,608,279
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 2.50%, 06/07/2019	3,850,000	3,828,166
Teva Pharmaceutical Finance Netherlands III B.V.(Israel), Sr. Unsec. Gtd. Global Notes, 1.70%, 07/19/2019	3,415,000	3,376,771
		21,356,047

Property & Casualty Insurance–0.63%
Suncorp-Metway Ltd.(Australia), Sr. Unsec. Notes, 2.35%, 04/27/2020(c)	8,805,000	8,661,928

RegionalBanks–1.90%
BB&T Corp., Series C, Sr. Unsec. Medium-Term Notes, 2.25%, 02/01/2019	1,250,000	1,248,460
Citizens Financial Group, Inc., Series A, Jr. Unsec. Sub. Global Bonds, 5.50%(d)	3,900,000	3,885,375
Fifth Third Bank, Sr. Unsec. Notes, 1.63%, 09/27/2019	6,000,000	5,927,414
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	750,000	820,810
KeyBank N.A., Sr. Unsec. Bonds, 2.50%, 11/22/2021	4,023,000	3,914,993
Synovus Financial Corp., Unsec. Sub. Notes, 5.75%, 12/15/2025	10,295,000	10,333,606
		26,130,658

Restaurants–0.49%
1011778 BC ULC/ New Red Finance, Inc.(Canada), Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(c)	6,717,000	6,700,207

Semiconductors–2.45%
Analog Devices Inc., Sr. Unsec. Global Notes, 2.50%, 12/05/2021	4,825,000	4,676,594
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Global Notes, 2.20%, 01/15/2021	15,000,000	14,531,531

	Principal Amount	Value
Semiconductors–(continued)
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes,
4.13%, 06/15/2020(c)	$9,508,000	$9,520,075
4.13%, 06/01/2021(c)	5,000,000	4,953,600
		33,681,800

Soft Drinks–0.57%
Keurig Dr Pepper Inc., Sr. Unsec. Gtd. Notes,
3.55%, 05/25/2021(c)	4,604,000	4,564,939
4.06%, 05/25/2023(c)	3,324,000	3,281,120
		7,846,059

Sovereign Debt–0.07%
Argentine Republic Government International Bond(Argentina), Sr. Unsec. Global Notes, 4.63%, 01/11/2023	1,127,000	944,003

Specialized Finance–0.47%
Air Lease Corp., Sr. Unsec. Global Notes, 2.13%, 01/15/2020	3,875,000	3,813,410
Aviation Capital Group LLC, Sr. Unsec. Floating Rate Notes, 3.19% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	1,860,000	1,861,002
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	811,000	816,979
		6,491,391

Specialized REITs–0.22%
American Tower Corp., Sr. Unsec. Global Notes, 2.80%, 06/01/2020	762,000	753,274
Sr. Unsec. Notes, 5.05%, 09/01/2020	2,266,000	2,318,218
		3,071,492

Specialty Chemicals–0.45%
International Flavors & Fragrances Inc., Sr. Unsec. Sub. Notes, 3.40%, 09/25/2020	3,000,000	2,996,873
Sherwin-Williams Co. (The), Sr. Unsec. Global Notes, 2.25%, 05/15/2020	3,186,000	3,122,591
		6,119,464

Steel–0.62%
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	8,507,000	8,538,901

Systems Software–0.72%
VMware, Inc., Sr. Unsec. Global Notes,
2.30%, 08/21/2020	6,705,000	6,529,626
2.95%, 08/21/2022	3,604,000	3,412,561
		9,942,187

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value
Technology Distributors-0.40%

Tech Data Corp., Sr. Unsec. Global Bonds, 3.70%, 02/15/2022	$5,580,000	$5,445,835

Technology Hardware, Storage & Peripherals-1.23%

Apple Inc., Sr. Unsec. Global Notes, 1.55%, 02/07/2020	5,155,000	5,074,283
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 3.48%, 06/01/2019(c)	6,878,000	6,864,058
Hewlett Packard Enterprise Co., Sr. Unsec. Notes, 2.10%, 10/04/2019(c)	5,000,000	4,932,742
		16,871,083

Tobacco-0.40%

BAT Capital Corp.(United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 08/14/2020	5,676,000	5,523,869

Trucking-0.77%

DAE Funding LLC(United Arab Emirates), Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2020(c)	3,192,000	3,144,120
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes,
3.20%, 07/15/2020(c)	2,374,000	2,352,600
3.90%, 02/01/2024(c)	3,046,000	3,005,260
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.50%, 06/01/2021	2,079,000	2,069,489
		10,571,469

Wireless Telecommunication Services-1.98%

América Móvil, S.A.B. de C.V.(Mexico), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/30/2020	1,841,000	1,869,618
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A1, Sr. Sec. Gtd. First Lien AssetBacked Notes, 3.36%, 09/20/2021(c)	13,277,250	13,161,074
Sr. Sec. Gtd. First Lien Notes, 4.74%, 03/20/2025(c)	12,282,000	12,235,942
		27,266,634
Total U.S. Dollar Denominated Bonds & Notes (Cost $984,093,834)		967,040,299

	Principal Amount	Value
Asset-Backed Securities-16.37%

Angel Oak Mortgage Trust, LLC, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.81%, 01/25/2047(c)(e)	$1,518,865	$1,510,009
Series 2017-3, Class A1, Variable Rate Pass Through Ctfs., 2.71%, 11/25/2047(c)(e)	1,731,304	1,716,468
Series 2018-1, Class A1, Variable Rate Pass Through Ctfs., 3.26%, 04/27/2048(c)(e)	5,193,153	5,186,800
Apidos CLO XI (Cayman Islands), Series 2012-11A, Class X, Floating Rate Pass Through Ctfs., 3.65% (3 mo. USD LIBOR + 1.20%), 01/17/2028(b)(c)	468,750	469,264
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Variable Rate Pass Through Ctfs., 4.20%, 05/25/2034(e)	56,686	57,398
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 4.27%, 08/25/2033(e)	80,781	80,344
BX Trust, Series 2017-SLCT, Class A, Floating Rate Pass Through Ctfs., 3.23% (1 mo. USD LIBOR + 0.92%), 07/15/2034(b)(c)	5,298,292	5,290,029
CAL Funding III Ltd., Series 2018-2A, Class A, Pass Through Ctfs., 4.34%, 09/25/2043(c)	3,441,667	3,470,613
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 06/15/2023	11,500,000	11,487,873
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, Floating Rate Pass Through Ctfs., 3.10% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(c)	6,125,000	6,114,861
Series 2017-BIOC, Class C, Floating Rate Pass Through Ctfs., 3.36% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(c)	3,950,000	3,941,024
Series 2017-BIOC, Class D, Floating Rate Pass Through Ctfs., 3.91% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(c)	2,413,000	2,406,956
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 4.07%, 08/25/2034(e)	261,334	255,168
Cold Storage Trust, Series 2017- ICE3, Class A, Floating Rate Pass Through Ctfs., 3.31% (1 mo. USD LIBOR + 1.00%), 04/15/2036(b)(c)	15,000,000	15,006,399

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value
COLT Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.61%, 05/27/2047(c)(e)	$2,312,095	$2,295,774
Series 2018-1, Class A1, Variable Rate Pass Through Ctfs., 2.93%, 02/25/2048(c)(e)	2,421,706	2,418,544
Commercial Mortgage Trust, Series 2017-DLTA, Class A, Floating Rate Pass Through Ctfs., 3.16% (1 mo. USD LIBOR + 0.85%), 08/15/2035(b)(c)	10,730,000	10,732,869
Countrywide Alternative Loan Trust, Series 20048-CB, Class A, Floating Rate Pass Through Ctfs., 2.55% (1 mo. USD LIBOR + 0.27%), 06/25/2034(b)	675,246	672,696
CSWF, Series 2018-TOP, Class B, Floating Rate Pass Through Ctfs., 3.61% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(c)	4,582,000	4,573,346
DB Master Finance LLC, Series 2015-1A, Class A2II, Pass Through Ctfs., 3.98%, 02/20/2045(c)	6,980,050	7,013,375
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A2, Variable Rate Pass Through Ctfs., 2.61%, 06/25/2047(c)(e)	503,450	495,576
Series 2017-2A, Class A3, Variable Rate Pass Through Ctfs., 2.71%, 06/25/2047(c)(e)	548,129	540,052
Series 2017-3A, Class A1, Variable Rate Pass Through Ctfs., 2.58%, 10/25/2047(c)(e)	3,669,104	3,631,796
Series 2017-3A, Class A2, Variable Rate Pass Through Ctfs., 2.71%, 10/25/2047(c)(e)	1,072,705	1,062,250
Series 2018-2A, Class A1, Variable Rate Pass Through Ctfs., 3.48%, 04/25/2058(c)(e)	6,801,521	6,769,532
Galton Funding Mortgage Trust, Series 2018-2, Series A41, Variable Rate Pass Through Ctfs., 4.50%, 10/25/2058(c)(e)	6,760,597	6,825,881
GS Mortgage Securities Corp II, Series 2015-GC30, Class A2, Pass Through Ctfs., 2.73%, 05/10/2050	2,687,186	2,667,547
Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, Pass Through Ctfs., 2.73%, 03/25/2021(c)	7,000,000	6,945,080
Series 2018-1A, Class A, Pass Through Ctfs., 3.29%, 02/25/2024(c)	3,360,000	3,263,004
Series 2018-1A, Class C, Pass Through Ctfs., 4.39%, 02/25/2024(c)	1,304,000	1,303,696

	Principal Amount	Value
Home Partners of America Trust, Series 2018-1, Class A, Floating Rate Pass Through Ctfs., 3.20% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(c)	$3,050,123	$3,027,305
Series 2018-1, Class B, Floating Rate Pass Through Ctfs., 3.40% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(c)	2,970,000	2,958,080
Series 2018-1, Class C, Floating Rate Pass Through Ctfs., 3.55% (1 mo. USD LIBOR + 1.25%), 07/17/2037(b)(c)	1,350,000	1,343,803
ICG US CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, Floating Rate Pass Through Ctfs., 3.65% (3 mo. USD LIBOR + 1.14%), 07/29/2028(b)(c)	3,000,000	3,006,483
Invitation Homes Trust, Series 2017-SFR2, Class A, Floating Rate Pass Through Ctfs., 3.15% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(c)	2,703,381	2,704,417
Series 2017-SFR2, Class B, Floating Rate Pass Through Ctfs., 3.45% (1 mo. USD LIBOR + 1.15%), 12/17/2036(b)(c)	1,441,000	1,452,744
Series 2017-SFR2, Class C, Floating Rate Pass Through Ctfs., 3.75% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	2,758,000	2,769,973
Series 2017-SFR2, Class D, Floating Rate Pass Through Ctfs., 4.10% (1 mo. USD LIBOR + 1.80%), 12/17/2036(b)(c)	2,105,000	2,119,768
Jimmy Johns Funding LLC, Series 2017-1A, Class A2I, Pass Through Ctfs., 3.61%, 07/30/2047(c)	10,108,178	10,013,476
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2, Pass Through Ctfs., 2.77%, 10/15/2048	2,891,404	2,871,540
Series 2015-C29, Class A2, Pass Through Ctfs., 2.92%, 05/15/2048	1,426,396	1,418,430
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(c)	38,069	37,991
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Variable Rate Pass Through Ctfs., 4.18%, 11/25/2035(e)	974,247	979,675
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, Pass Through Ctfs., 3.12%, 08/15/2047	2,563,906	2,562,016
Series 2015-C23, Class A2, Pass Through Ctfs., 2.98%, 07/15/2050	2,682,532	2,672,163

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount		Value

Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(e)	$908,305	$	906,827
Series 2017-CLS, Class A, Floating Rate Pass Through Ctfs., 3.01% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(c)	8,028,000		8,009,870
Series 2017-CLS, Class B, Floating Rate Pass Through Ctfs., 3.16% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(c)	3,944,000		3,932,668
Series 2017-CLS, Class C, Floating Rate Pass Through Ctfs., 3.31% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(c)	2,676,000		2,669,029

Sequoia Mortgage Trust, Series 2013-3, Class A1, Variable Rate Pass Through Ctfs., 2.00%, 03/25/2043(e)	2,063,659		1,873,779
Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/2043(e)	1,682,786		1,598,497
Series 2013-6, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 05/25/2043(e)	2,871,034		2,723,670
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/2043(e)	1,815,647		1,720,124

Starwood Retail Property Trust, Series 2014-STAR, Class C, Floating Rate Pass Through Ctfs., 4.81% (1 mo. USD LIBOR + 2.50%), 11/15/2027(b)(c)	5,000,000		4,964,574

Starwood Waypoint Homes Trust, Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 4.26% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(c)	7,700,000		7,737,616

Towd Point Mortgage Trust, Series 2016-3, Class A1, Variable Rate Pass Through Ctfs., 2.25%, 04/25/2056(c)(e)	1,650,909		1,616,298
Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(c)(e)	5,738,027		5,628,389

Triton Container Finance VI LLC, Series 2018-2A, Class A, Pass Through Ctfs., 4.19%, 06/22/2043(c)	3,867,833		3,864,669

Verus Securitization Trust, Series 2018-3, Class A1, Variable Rate Pass Through Ctfs., 4.11%, 10/25/2058(c)(e)	11,734,169		11,698,418

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, Pass Through Ctfs., 2.63%, 05/15/2048	1,479,471		1,471,414

	Principal Amount		Value

Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1, Variable Rate Pass Through Ctfs., 4.54%, 09/25/2034(e)	$78,459	$	80,566
Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 3.89%, 12/25/2034(e)	171,112		174,652

WFRBS Commercial Mortgage Trust, IO, Series 2012-C10, Class XA, Variable Rate Pass Through Ctfs., 1.71%, 12/15/2045(c)(e)	3,685,547		189,361
IO, Series 2012-C6, Class XA, Variable Rate Pass Through Ctfs., 2.26%, 04/15/2045(c)(e)	2,172,403		110,359
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 5.21%, 09/15/2046(e)	4,500,000		4,724,741
Series 2014-C24, Class A2, Pass Through Ctfs., 2.86%, 11/15/2047	1,113,542		1,111,064
Total Asset-Backed Securities (Cost $226,574,525)			224,948,673
U.S. Treasury Securities-3.55%
U.S. Treasury Bills-0.07%
2.18%, 01/24/2019(f)(g)	880,000		877,186
U.S. Treasury Notes-3.48%
2.88%, 10/31/2020	10,127,800		10,138,679
2.88%, 11/15/2021	21,546,900		21,578,884
2.88%, 10/31/2023	16,114,300		16,137,905

			47,855,468
Total U.S. Treasury Securities (Cost $48,573,054)			48,732,654

	Shares
Preferred Stocks-0.32%
Investment Banking & Brokerage-0.18%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000		2,532,600

RegionalBanks-0.14%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000		1,953,000
Total Preferred Stocks (Cost $4,500,000)			4,485,600

	Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.32%

Collateralized Mortgage Obligations-0.02%

Fannie Mae REMICs, 2.73%, (1 mo. USD LIBOR + 0.45%)02/25/2047(b)	$94,286		93,230

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount		Value
Collateralized Mortgage Obligations-(continued)

Freddie Mac REMICs 7.50%, 09/15/2029	$120,435	$	134,932
3.31%, (1 mo. USD LIBOR + 1.00%), 12/15/2031(b)	29,328		30,050
3.26%, (1 mo. USD LIBOR + 0.95%), 01/15/2032(b)	18,259		18,754
			276,966

Federal Home Loan Mortgage Corp. (FHLMC)-0.06%

Pass Through Ctfs., 6.00%, 03/01/2023	126,880		130,645
8.50%, 05/01/2024 to 08/17/2026	143,278		152,097
7.00%, 10/25/2024 to 10/01/2034	412,176		440,653
6.50%, 06/01/2031	35,428		38,445

Pass Through Ctfs., ARM, 4.12%, (6mo. USD LIBOR + 1.62%), 07/01/2036(b)	35,231		36,441
4.03%, (1 yr. USD LIBOR + 2.08%), 02/01/2037(b)	11,974		12,720
3.88%, (1 yr. USD LIBOR + 2.05%), 01/01/2038(b)	25,034		26,300
			837,301

Federal National Mortgage Association (FNMA)-0.16%

Pass Through Ctfs., 6.50%, 06/01/2019 to 10/01/2035	207,017		223,705
7.00%, 02/01/2020 to 08/01/2036	1,219,721		1,298,369
7.50%, 01/01/2021 to 02/01/2031	141,849		153,192
8.00%, 09/01/2026to 07/01/2032	163,898		168,163
9.00%, 01/01/2030	64,874		70,239
8.50%, 05/01/2030 to 07/01/2030	143,106		155,102

Pass Through Ctfs., ARM, 4.66%, (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(b)	28,853		30,568
4.25%, (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(b)	85,849		90,498
3.92%, (1 yr. USD LIBOR + 1.73%), 03/01/2038(b)	19,873		20,843
			2,210,679

	Principal Amount	Value
Government National Mortgage Association (GNMA)-0.08%

Pass Through Ctfs., 7.75%, 11/15/2019 to 02/15/2021	$16,237	$16,262
6.50%, 07/15/2023 to 02/15/2034	819,919	890,730
7.50%, 12/20/2025	17,052	18,976
7.00%, 10/15/2026to 06/15/2032	57,983	60,522
8.50%, 07/20/2027	49,617	54,101
		1,040,591
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,103,978)		4,365,537

	Shares
Money Market Funds-8.39%

Invesco Government & Agency Portfolio-Institutional Class, 2.12%(h)	40,187,946	40,187,946

Invesco Liquid Assets Portfolio- Institutional Class, 2.34%(h)	29,237,700	29,243,547

Invesco Treasury Portfolio-Institutional Class, 2.12%(h)	45,929,080	45,929,081
Total Money Market Funds (Cost $115,360,407)		115,360,574

TOTAL INVESTMENTS IN SECURITIES-99.33% (Cost $1,383,205,798)		1,364,933,337

OTHER ASSETS LESS LIABILITIES-0.67%		9,146,784

NET ASSETS-100.00%		$1,374,080,121

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

Investment Abbreviations:

ARM	- Adjustable Rate Mortgage
CLO	- Collateralized Loan Obligation
Ctfs.	- Certificates
DAC	- Designated Activity Co.
Deb.	- Debentures
GNMA	- Government National Mortgage Association
Gtd.	- Guaranteed
IO	- Interest Only
Jr.	- Junior
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
REGS	- Regulation S
REIT	- Real Estate Investment Trust
REMICs	- Real Estate Mortgage Investment Conduits
Sec.	- Secured
Sr.	- Senior
Sub.	- Subordinated
Unsec.	- Unsecured
USD	- U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $471,987,510, which represented 34.35% of the Fund’s Net Assets.

(d)	Perpetual bond with no specified maturity date.
(e)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2018.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. Treasury 2 Year Notes	2,163	March-2019	$456,225,169	$134,036	$ 134,036

Short Futures Contracts
U.S. Treasury 5 Year Notes	606	March-2019	(68,348,730)	(105,599)	(105,599)
U.S. Treasury 10 Year Notes	384	March-2019	(45,729,302)	(140,698)	(140,698)
Subtotal–Total Short Futures				(246,297)	(246,297)
Total Futures Contracts–Interest Rate Risk				$(112,261)	$(112,261)

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

                                 Invesco Short Term Bond Fund

B.	Securities Transactions and Investment Income – (continued)

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

                                 Invesco Short Term Bond Fund

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$–	$967,040,299	$–	$967,040,299
Asset-Backed Securities	–	224,948,673	–	224,948,673
U.S. Treasury Securities	–	48,732,654	–	48,732,654
Preferred Stocks	4,485,600	–	–	4,485,600
U.S. Government Sponsored Agency Mortgage-Backed Securities	–	4,365,537	–	4,365,537
Money Market Funds	115,360,574	–	–	115,360,574
Total Investments in Securities	119,846,174	1,245,087,163	–	1,364,933,337

Other Investments - Assets*

Futures Contracts	134,036	–	–	134,036
Other Investments - Liabilities*
Futures Contracts	(246,297)	–	–	(246,297)
Total Other Investments	(112,261)	–	–	(112,261)
Total Investments	$119,733,913	$1,245,087,163	$–	$1,364,821,076

*	Unrealized appreciation (depreciation).

NOTE 3–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2018:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts – Exchange-Traded	$134,036
Derivatives not subject to master netting agreements	(134,036)
Total Derivative Assets subject to master netting agreements	$-

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts – Exchange-Traded	$(246,297)
Derivatives not subject to master netting agreements	246,297
Total Derivative Liabilities subject to master netting agreements	$-

                                 Invesco Short Term Bond Fund

Effect of Derivative Investments for the nine months ended November 30, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(1,763,120)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(199,246)
Total	$(1,962,366)

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options purchased, and swap agreements outstanding during the period.

Futures Contracts
Average notional value	$539,674,793

                                 Invesco Short Term Bond Fund

Item 2.  Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.